UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05011

Name of Fund: BIF Multi-State Municipal Series Trust

BIF Arizona Municipal Money Fund

BIF California Municipal Money Fund

BIF Connecticut Municipal Money Fund

BIF Florida Municipal Money Fund

BIF Massachusetts Municipal Money Fund

BIF Michigan Municipal Money Fund

BIF New Jersey Municipal Money Fund

BIF New York Municipal Money Fund

BIF North Carolina Municipal Money Fund

BIF Ohio Municipal Money Fund

BIF Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2012

Date of reporting period: 03/31/2012

Item 1 – Report to Stockholders

March 31, 2012

Annual Report

BIF Multi-State Municipal Series Trust

} BIF Arizona Municipal Money Fund

} BIF California Municipal Money Fund

} BIF Connecticut Municipal Money Fund

} BIF Florida Municipal Money Fund

} BIF Massachusetts Municipal Money Fund

} BIF Michigan Municipal Money Fund

} BIF New Jersey Municipal Money Fund

} BIF New York Municipal Money Fund

} BIF North Carolina Municipal Money Fund

} BIF Ohio Municipal Money Fund

} BIF Pennsylvania Municipal Money Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Dear Shareholder

Twelve months ago, risk assets were charging forward, only to be met with a sharp reversal in May 2011 when escalating political strife in Greece rekindled fears about sovereign debt problems spreading across Europe. Concurrently, global economic indicators signaled that the recovery had slowed. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5, 2011, Standard & Poor’s made history by downgrading the US government’s credit rating, and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as the European debt crisis intensified. Macro news flow became a greater influence on trading decisions than the fundamentals of the securities traded, resulting in high correlations between asset prices. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historic highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, European leaders began to show progress toward stemming the region’s debt crisis. Investors began to reenter the markets, putting risk assets on the road to recovery. Improving investor sentiment carried over into the first several months of 2012. Debt problems in Europe stabilized as policymakers secured a bailout plan for Greece and completed the nation’s debt restructuring without significant market disruptions. While concerns about slowing growth in China and a European recession weighed on the outlook for the global economy, an acceleration of the US recovery lifted sentiment. Several consecutive months of stronger jobs data signaled solid improvement in the US labor market, a pivotal factor for economic growth. Meanwhile, the European Central Bank revived financial markets with additional liquidity through its long-term refinancing operations. The improving market conditions and generally better-than-expected economic news lured investors still holding cash on the sidelines back to risk assets. Stocks, commodities and high yield bonds rallied through the first two months of the year while rising Treasury yields pressured higher-quality fixed income assets. The rally softened in late March, however, as concerns about slowing growth in China were refueled by negative signals from the world’s second-largest economy. Additionally, concerns over the European debt crisis resurfaced given uncertainty around policies for sovereign debt financing in peripheral countries and rising yields in Portugal and Spain.

Thanks in large part to an exceptionally strong first quarter of 2012, risk assets, including equities and high yield bonds, posted solid returns for the 6-month period ended March 31, 2012. On a 12-month basis, US large-cap stocks and high yield bonds delivered positive results, while small-cap stocks finished in slightly negative territory. International and emerging markets, which experienced significant downturns in 2011, lagged the broader rebound. Fixed income securities experienced mixed results, given recent volatility in yields. US Treasury bonds performed particularly well for the 12-month period; however, an early-2012 sell-off resulted in a negative return for the 6–month period. Municipal bonds staged a solid advance over the past year. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

While markets have improved in recent months, considerable headwinds remain. Europe faces a prolonged recession and the financial situations in Italy, Portugal and Spain remain worrisome. Higher oil and gasoline prices along with slowing growth in China and other emerging-market countries weigh heavily on the future of the global economy. But, we believe that with these challenges come opportunities. We remain committed to working with you and your financial professional to identify actionable ideas for your portfolio. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“While markets have improved in recent months, considerable headwinds remain.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2012

	6-month	12-month

US large cap equities	25.89%	8.54%
(S&P 500® Index)

US small cap equities	29.83	(0.18)
(Russell 2000® Index)

International equities	14.56	(5.77)
(MSCI Europe, Australasia,
Far East Index)

Emerging market	19.12	(8.81)
equities (MSCI Emerging
Markets Index)

3-month Treasury	0.01	0.06
bill (BofA Merrill Lynch
3-Month Treasury
Bill Index)

US Treasury securities	(1.05)	14.92
(BofA Merrill Lynch 10-
Year US Treasury Index)

US investment grade	1.43	7.71
bonds (Barclays US
Aggregate Bond Index)

Tax-exempt municipal	4.16	12.56
bonds (S&P Municipal
Bond Index)

US high yield bonds	12.17	6.43
(Barclays US Corporate
High Yield 2% Issuer
Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-Month Period Ended March 31, 2012

Throughout the 12-month period ended March 31, 2012, the Federal Open Market Committee (“FOMC”) continued to maintain its target range for the federal funds rate at 0.00% to 0.25%. In June 2011, the FOMC completed its program under which it purchased $600 billion of longer-term US Treasury securities for the purpose of keeping interest rates low. Following its August 9, 2011 meeting, the FOMC announced its intention to keep rates low through mid-2013. At its September 21, 2011 meeting, the FOMC noted that recent data indicated that economic growth had remained slow and inflation had moderated since earlier in the year. Considering these conditions, the FOMC announced its intention to extend the average duration of the US Treasury security portfolio by purchasing an additional $400 billion of long-term Treasury bonds and selling an equal amount of short-term Treasury securities before the end of June 2012. Known as “Operation Twist,” this policy action is designed to put downward pressure on long-term interest rates and make overall conditions more accommodative for economic growth. In January 2012, the FOMC indicated that it expects to keep interest rates low through late 2014.

In Europe, the sovereign debt crisis escalated in mid-2011 as fiscal problems spread from the peripheral countries of Greece, Portugal and Ireland to the larger nations of Italy and Spain, and ultimately affected the core European economies of France and Germany. To help support bank liquidity, the US Federal Reserve Bank lengthened the term of its US dollar liquidity swap facilities with the European Central Bank (“ECB”), the Bank of Canada, the Bank of England and the Swiss National Bank to August 1, 2012. Later in the period, the aforementioned central banks along with the Bank of Japan agreed to reduce the interest rate on loans made through US dollar liquidity swap lines by fifty basis points, thus making it less expensive for banks around the world to borrow US dollars.

Towards the end of the period, the ECB expanded its long-term refinancing operations (“LTROs”) by providing euro-zone banks access to loans with maturities of three years against a broader set of eligible collateral. As a result of these three-year allotments, euro-zone banks were able to obtain over one trillion euros of three-year funding. In response to these expanded liquidity facilities, market sentiment improved notably in the first quarter. London Interbank Offered Rates (“LIBOR”) moved higher by as much as 0.25% from the end of March 2011, mostly in longer-dated LIBOR settings, due in large part to ongoing concerns about European sovereign debt risk. The slope of the LIBOR curve, as measured from one month to one year, steepened to 0.80% at the end of March 2012, from 0.50% one year earlier.

In the short-term tax-exempt market, yields continued to trade at or near historic lows in the 12-month period ended March 31, 2012. Variable rate demand note (“VRDN”) securities make up the largest portion of municipal money market fund holdings. For the 12-month period, new VRDN security issuance was down 25%, while total outstanding VRDN security supply was down 35% at period end from its peak in mid-2008. While the FOMC continued its policy of maintaining low short-term interest rates, reduced supply of VRDN securities coupled with continued strong demand from non-traditional buyers contributed to lower yields. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt VRDN securities (as calculated by Municipal Market Data), averaged 0.15% over the one-year period, as compared to 0.28% for the prior 12 months.

While state and local municipalities have continued to address their budget shortfalls in an effort to improve their fiscal health, austerity measures have contributed to overall note issuance declining nearly 10% over the year. Rates on longer-dated one-year municipal notes declined 18 basis points over the one-year period to 0.20% as of March 31, 2012. This trend may likely continue in 2012 as municipalities look to limit spending further in the face of diminishing stimulus from the federal government.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Fund Information as of March 31, 2012

BIF Arizona Municipal Money Fund

BIF Arizona Municipal Money Fund's (the “Fund”), a series of BIF Multi-State Municipal Series Trust, investment objective is to seek current income exempt from federal income tax as well as Arizona’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Arizona Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	99%
Other Assets Less Liabilities	1
Total	100%

BIF California Municipal Money Fund

BIF California Municipal Money Fund's (the “Fund”), a series of BIF Multi-State Municipal Series Trust, investment objective is to seek current income exempt from federal income tax as well as California’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF California Municipal Money Fund	0.00%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	61%
Fixed Rate Notes	37
Put Bonds	4
Liabilities in Excess of Other Assets	(2)
Total	100%

BIF Connecticut Municipal Money Fund

BIF Connecticut Municipal Money Fund's (the “Fund”), a series of BIF Multi-State Municipal Series Trust, investment objective is to seek current income exempt from federal income tax as well as Connecticut’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Connecticut Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	78%
Fixed Rate Notes	6
Put Bonds	5
Other Assets Less Liabilities	11
Total	100%

BIF Florida Municipal Money Fund

BIF Florida Municipal Money Fund's (the “Fund”), a series of BIF Multi-State Municipal Series Trust, investment objective is to seek current income exempt from federal income tax and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Florida Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.

Past performance is not indicative of future results.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	5

Fund Information (continued)

BIF Massachusetts Municipal Money Fund

BIF Massachusetts Municipal Money Fund's (the “Fund”), a series of BIF Multi-State Municipal Series Trust, investment objective is to seek current income exempt from federal income tax as well as Massachusetts’s personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Massachusetts Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	87%
Fixed Rate Notes	8
Other Assets Less Liabilities	5
Total	100%

BIF Michigan Municipal Money Fund

BIF Michigan Municipal Money Fund's (the “Fund”), a series of BIF Multi-State Municipal Series Trust, investment objective is to seek current income exempt from federal income tax as well as Michigan’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Michigan Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	88%
Other Assets Less Liabilities	12
Total	100%

BIF New Jersey Municipal Money Fund

BIF New Jersey Municipal Money Fund's (the “Fund”), a series of BIF Multi-State Municipal Series Trust, investment objective is to seek current income exempt from federal income tax as well as New Jersey’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF New Jersey Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	82%
Fixed Rate Notes	18
Total	100%

BIF New York Municipal Money Fund

BIF New York Municipal Money Fund's (the “Fund”), a series of BIF Multi-State Municipal Series Trust, investment objective is to seek current income exempt from federal income tax as well as New York’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF New York Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	72%
Fixed Rate Notes	18
Tax-Exempt Commercial Paper	7
Other Assets Less Liabilities	3
Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.

Past performance is not indicative of future results.

6	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Fund Information (concluded)

BIF North Carolina Municipal Money Fund

BIF North Carolina Municipal Money Fund's (the “Fund”), a series of BIF Multi-State Municipal Series Trust, investment objective is to seek current income exempt from federal income tax as well as North Carolina’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF North Carolina Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	94%
Other Assets Less Liabilities	6
Total	100%

BIF Ohio Municipal Money Fund

BIF Ohio Municipal Money Fund's (the “Fund”), a series of BIF Multi-State Municipal Series Trust, investment objective is to seek current income exempt from federal income tax as well as Ohio's personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Ohio Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	57%
Fixed Rate Notes	15
Others Assets Less Liabilities	28
Total	100%

BIF Pennsylvania Municipal Money Fund

BIF Pennsylvania Municipal Money Fund's (the “Fund”), a series of BIF Multi-State Municipal Series Trust, investment objective is to seek current income exempt from federal income tax as well as Pennsylvania’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Pennsylvania Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	91%
Put Bonds	4
Fixed Rate Notes	2
Other Assets Less Liabilities	3
Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.

Past performance is not indicative of future results.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	7

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including advisory fees, distribution fees, including 12b-1 fees and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on October 1, 2011 and held through March 31, 2012) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number for their Fund in the first table under the heading entitled “Expenses Paid During the Period.”

The second table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[1]	Annualized Expense Ratio
Actual
BIF Arizona Municipal Money Fund	$1,000.00	$1,000.00	$0.95	0.19%
BIF California Municipal Money Fund	$1,000.00	$1,000.00	$0.95	0.19%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,000.00	$0.70	0.14%
BIF Florida Municipal Money Fund	$1,000.00	$1,000.00	$0.75	0.15%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,000.00	$1.10	0.22%
BIF Michigan Municipal Money Fund	$1,000.00	$1,000.00	$1.05	0.21%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,000.00	$1.35	0.27%
BIF New York Municipal Money Fund	$1,000.00	$1,000.00	$0.95	0.19%
BIF North Carolina Municipal Money Fund	$1,000.00	$1,000.00	$1.05	0.21%
BIF Ohio Municipal Money Fund	$1,000.00	$1,000.00	$0.85	0.17%
BIF Pennsylvania Municipal Money Fund	$1,000.00	$1,000.00	$0.95	0.19%
Hypothetical (5% annual return before expenses)[2]
BIF Arizona Municipal Money Fund	$1,000.00	$1,024.05	$0.96	0.19%
BIF California Municipal Money Fund	$1,000.00	$1,024.05	$0.96	0.19%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,024.30	$0.71	0.14%
BIF Florida Municipal Money Fund	$1,000.00	$1,024.25	$0.76	0.15%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,023.91	$1.11	0.22%
BIF Michigan Municipal Money Fund	$1,000.00	$1,023.95	$1.06	0.21%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,023.63	$1.37	0.27%
BIF New York Municipal Money Fund	$1,000.00	$1,024.03	$0.96	0.19%
BIF North Carolina Municipal Money Fund	$1,000.00	$1,023.93	$1.06	0.21%
BIF Ohio Municipal Money Fund	$1,000.00	$1,024.14	$0.86	0.17%
BIF Pennsylvania Municipal Money Fund	$1,000.00	$1,024.05	$0.96	0.19%

[1]	Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

8	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Schedule of Investments March 31, 2012	BIF Arizona Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds (a)	Par (000)	Value

Arizona — 96.1%

Apache County IDA Arizona, RB, FLOATS, VRDN, Tucson
Electric Power, Series 83A (US Bank Trust NA LOC),
0.16%, 4/06/12 (b)	$2,300	$2,300,000
Arizona Health Facilities Authority, Refunding RB, VRDN,
Banner Health, Series C (Bank of Nova Scotia LOC),
0.16%, 4/06/12	2,925	2,925,000
Casa Grande IDA Arizona, RB, VRDN, Price Companies Inc.
Project, Series A, AMT (Bank of America NA LOC),
0.55%, 4/06/12	510	510,000
Chandler IDA, Deutsche Bank SPEARS/LIFERS Trust, RB,
VRDN, Series DBE-150, AMT (Deutsche Bank AG
Guaranty Agreement), 0.27%, 4/06/12 (b)	2,000	2,000,000
City of Phoenix Arizona, BB&T Municipal Trust, GO, FLOATS,
VRDN, Series 2012 (Branch Banking & Trust Co. SBPA),
0.17%, 4/06/12 (b)	750	750,000
City of Tempe Arizona, RB, VRDN (Royal Bank of Canada
SBPA), 0.18%, 4/06/12	880	880,000
Maricopa County IDA Arizona, Refunding RB, VRDN, AMT
(Fannie Mae Credit Support, Fannie Mae Liquidity Facility):
Las Gardenias Apartments, Series A, 0.22%, 4/06/12	540	540,000
Villas Solanas Apartments, Series A, 0.22%, 4/06/12	2,100	2,100,000
Phoenix IDA Arizona, RB, VRDN, AMT:
CenterTree, Series A (Federal Home Loan Bank LOC),
0.26%, 4/06/12	1,800	1,800,000
Leggett & Platt Inc. Project (Wells Fargo Bank NA LOC),
0.40%, 4/06/12	5,170	5,170,000
Phoenix IDA Arizona, Refunding RB, VRDN, Del Mar Terrace,
Series A (Freddie Mac Insurance, Freddie Mac Liquidity
Facility), 0.18%, 4/06/12	500	500,000

	Par
Municipal Bonds (a)	(000)	Value

Arizona (concluded)

Salt River Project Agricultural Improvement & Power District,
RB, VRDN (c):
(Citibank NA Liquidity Facility), Eagle Tax-Exempt Trust,
Class A, 0.19%, 4/06/12	$2,500	$2,500,000
FLOATS, Series 9W (Barclays Bank Plc SBPA),
0.21%, 4/06/12 (b)(c)	1,200	1,200,000
Tempe IDA, RB, VRDN, ASUF Brickyard Project, Series A
(Bank of America NA LOC), 0.28%, 4/06/12	470	470,000
Tucson IDA, RB, VRDN, (JPMorgan Chase Bank NA LOC),
Fluoresco Old Nogales Project, AMT, 0.45%, 4/06/12	1,795	1,795,000
		25,440,000

Puerto Rico — 3.4%

Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement, Series A-2 (AGM, JPMorgan Chase
Bank NA SBPA), 0.20%, 4/06/12	900	900,000
Total Investments (Cost — $26,340,000*) — 99.5%		26,340,000
Other Assets Less Liabilities — 0.5%		138,858
Net Assets — 100.0%		$26,478,858

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the		FLOATS	Floating Rate Securities	P-FLOATS	Puttable Floating Rate Securities
Schedules of Investments, the names and descriptions of		GO	General Obligation Bonds	PUTTERS	Puttable Tax-Exempt Receipts
many of the securities have been abbreviated according		HDA	Housing Development Authority	Q-SBLF	Qualified School Bond Loan Fund
to the following list:		HFA	Housing Finance Agency	RAN	Revenue Anticipation Notes
ACES	Adjustable Convertible Extendible Securities	HRB	Housing Revenue Bonds	RB	Revenue Bonds
AGC	Assured Guaranty Corp.	IDA	Industrial Development Authority	ROCS	Reset Options Certificates
AGM	Assured Guaranty Municipal Corp.	IDRB	Industrial Development Revenue Bonds	S/F	Single-Family
AMT	Alternative Minimum Tax (subject to)	LIFERS	Long Inverse Floating Exempt Receipts	SBPA	Stand-by Bond Purchase Agreement
BAN	Bond Anticipation Notes	LOC	Letter of Credit	SPEARS	Short Puttable Exempt Adjustable Receipts
COP	Certificates of Participation	M/F	Multi-Family	TAN	Tax Anticipation Notes
DRIVERS	Derivative Inverse Tax-Exempt Receipts	MERLOTS	Municipal Exempt Receipts Liquidity	TECP	Tax-Exempt Commercial Paper
EDA	Economic Development Authority		Optional Tenders	TRAN	Tax Revenue Anticipation Notes
EDC	Economic Development Corp.	MRB	Mortgage Revenue Bonds	VRDN	Variable Rate Demand Notes
EDRB	Economic Development Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	9

Schedule of Investments (concluded)	BIF Arizona Municipal Money Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments) .

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Municipal Bonds[1]	—	$ 26,340,000	—	$ 26,340,000

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

10	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Schedule of Investments March 31, 2012	BIF California Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 101.5%

ABAG Finance Authority for Nonprofit Corps., RB, VRDN,
Acacia Creek At Union Project, Series A (Masonic Homes
of California Guaranty Agreement, Bank of America NA
SBPA), 0.26%, 4/02/12 (a)	$19,425	$19,425,000
Bay Area Toll Authority, RB, VRDN, San Francisco Bay Area
Toll Bridge (a):
Series B-1 (Bank of America NA LOC), 0.14%, 4/06/12	7,250	7,250,000
Series B2 (JPMorgan Chase Bank LOC),
0.13%, 4/06/12	12,340	12,340,000
California Alternative Energy Source Financing Authority,
RB, VRDN, GE Capital Corp., Arroyo, Series B, AMT
(GE Capital Corp. Guaranty) 0.19%, 4/06/12 (a)	21,180	21,180,000
California Health Facilities Financing Authority, RB, VRDN (a):
Northern California Presbyterian Homes (Union
Bank NA LOC), 0.17%, 4/06/12	7,975	7,975,000
Scripps Health, Series E (Bank of America NA LOC),
0.20%, 4/06/12	5,165	5,165,000
California HFA, RB, VRDN, Home Mortgage Series B, AMT
(Fannie Mae LOC, Freddie Mac LOC), 0.17%, 4/06/12 (a)	6,950	6,950,000
California HFA, Refunding RB, VRDN, Home Mortgage
Series D, AMT (Fannie Mae Liquidity Facility, Freddie Mac
Liquidity Facility), 0.18%, 4/06/12 (a)	5,465	5,465,000
California Infrastructure & Economic Development
Bank, Refunding RB, VRDN, Pacific Gas and Electric,
Series D (Sumitomo Mitsui Banking Corp. LOC),
0.12%, 4/02/12 (a)	21,485	21,485,000
California Municipal Finance Authority, RB, VRDN,
Chevron USA Recovery Zone (Chevron Corp Guaranty
Agreement), 0.11%, 4/02/12 (a)	19,950	19,950,000
California Pollution Control Financing Authority, RB, VRDN,
Environmental Improvement, Series B (Air Products and
Chemicals Guaranty) 0.19%, 4/02/12 (a)	11,200	11,200,000
California Pollution Control Financing Authority, RB, VRDN,
AMT (a):
(Air Products and Chemicals Guaranty),
0.19%, 4/02/12	15,000	15,000,000
Burrtec Waste Group, Series A (US Bank NA LOC),
0.22%, 4/06/12	8,380	8,380,000
EDCO Disposal Corp. Project, Series A (Wells Fargo
Bank NA LOC), 0.22%, 4/06/12	6,480	6,480,000
South Tahoe Refuse Project, Series A (Union Bank of
California LOC), 0.25%, 4/06/12	4,245	4,245,000
California School Cash Reserve Program Authority, RAN:
Senior Series B, 2.00%, 6/01/12	11,900	11,930,456
Series S, 2.00%, 12/31/12	7,800	7,899,733
Series T, 2.00%, 12/31/12	4,400	4,456,801
Series U, 2.00%, 12/31/12	11,700	11,831,700
Series Z, 2.00%, 10/01/12	11,115	11,212,889
California State Enterprise Development Authority, RB,
VRDN, Evapco Project, AMT (Manufacturers
& Traders LOC), 0.27%, 4/06/12 (a)	5,540	5,540,000
California State Health Facilities Financing Authority, RB,
FLOATS, Series E-21, Mandatory Put Bonds (Royal Bank
of Canada LOC) (Royal Bank of Canada SBPA):
0.23%, 4/05/12 (a)(c)	11,700	11,700,000
0.23%, 4/05/12 (a)(b)(c)	15,700	15,700,000
California Statewide Communities Development Authority,
COP, VRDN, Covenant Retirement Communities, Inc.
(JPMorgan Chase Bank LOC), 0.15%, 4/06/12 (a)	10,400	10,400,000

Municipal Bonds	Par (000)	Value

California (continued)

California Statewide Communities Development Authority,
HRB, VRDN, AMT (Fannie Mae Liquidity Facility) (a):
2nd Street Senior Apartments, Series TT,
0.20%, 4/06/12	$2,255	$2,255,000
Greentree Senior Apartments Project, Series P,
0.19%, 4/06/12	7,350	7,350,000
Oakmont of Alameda, Series WW, 0.19%, 4/06/12	12,680	12,680,000
California Statewide Communities Development
Authority, RB:
TRAN, Series A-3, 2.00%, 6/29/12	2,500	2,510,292
VRDN, Series J (Kaiser Permanente Guaranty
Agreement), 0.18%, 4/06/12 (a)	37,385	37,385,000
VRDN, Westgate Pasadena Apartments, Series G, AMT
(Bank of America NA LOC), 0.27%, 4/06/12 (a)	11,270	11,270,000
Chino Basin Regional Financing Authority, Refunding RB,
VRDN, Inland Empire Utilities, Series B (Lloyds TSB Bank
Plc LOC), 0.17%, 4/06/12 (a)	7,180	7,180,000
City of Anaheim, Deutsche Bank SPEARS/LIFERS Trust,
Tax Allocation Bonds, VRDN, Series DB-470 (Deutsche
Bank AG Liquidity Facility, Deutsche Bank AG
Guaranty Agreement) (Goldman Sachs & Co.),
0.25%, 4/06/12 (a)(c)	12,200	12,200,000
City of Carlsbad California, RB, VRDN, The Greens
Apartments, Series A, AMT (Citibank NA LOC),
0.22%, 4/06/12 (a)	13,715	13,715,000
City of Fremont, COP, VRDN, 2008 Financing Project
(US Bank NA LOC), 0.17%, 4/06/12 (a)	6,700	6,700,000
City of Loma Linda California, Refunding HRB, VRDN,
Loma Linda Springs, AMT (Fannie Mae Credit Support)
(Fannie Mae Liquidity Facility), 0.18%, 4/06/12 (a)	19,430	19,430,000
City of Richmond California, GO, TRAN, 2.00%, 10/31/12	4,350	4,386,774
City of San Jose California, Deutsche Bank SPEARS/
LIFERS Trust, Refunding RB, VRDN, AMT (Deutsche
Bank AG SBPA) (a)(c):
Series DB-480, 0.27%, 4/06/12	9,880	9,880,000
Series DB-484, 0.27%, 4/06/12	20,830	20,830,000
Series DBE-544, 0.25%, 4/06/12	8,785	8,785,000
City of San Jose California, RB, VRDN, Carlton, Series A,
AMT (Fannie Mae LOC), 0.18%, 4/06/12 (a)	12,000	12,000,000
City of San Jose California, Refunding RB, VRDN, Almaden
Lake Village Apartment, Series A, AMT (Fannie Mae LOC),
0.26%, 4/06/12 (a)	2,000	2,000,000
City of Santa Clara California, RB, VRDN, Electric,
Sub-Series B (Bank of America NA LOC),
0.21%, 4/06/12 (a)	12,625	12,625,000
City of Santa Rosa California, RB, VRDN, Crossings at
Santa Rosa, Series A, AMT (Citibank NA LOC),
0.20%, 4/06/12 (a)	2,040	2,040,000
Coast Community College District, VRDN, Series 33TP
(AGM) (Wells Fargo Bank NA Liquidity Facility),
0.17%, 4/06/12 (a)	5,000	5,000,000
Corona-Norca Unified School District, TRAN,
2.00%, 12/31/12	4,250	4,305,681
County of Contra Costa California, RB, VRDN, Pleasant Hill
Bart Transit, Series A, AMT (Bank of America NA LOC),
0.30%, 4/06/12 (a)	17,200	17,200,000
County of Los Angeles California, GO, TRAN, Series C,
2.50%, 6/29/12	8,000	8,041,143

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	11

Schedule of Investments (continued)	BIF California Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

County of Riverside California, TRAN, Series B,
2.00%, 6/29/12	$12,000	$12,049,401
County of Sacramento California, Deutsche Bank SPEARS/
LIFERS Trust, RB, VRDN, Series DB-646, AMT (Deutsche
Bank AG SBPA), 0.26%, 4/06/12 (a)(c)	30,200	30,200,000
East Bay Municipal Utility District, Refunding RB,
Mandatory Put Bonds, Series A-1, 0.19%, 4/05/12 (a)	9,000	9,000,000
East Bay Water Utility District, TECP:
0.16%, 4/04/12	16,200	16,200,000
0.20%, 4/10/12	26,600	26,600,000
0.16%, 5/03/12	20,000	20,000,000
0.16%, 5/22/12	21,600	21,600,000
0.20%, 6/05/12	18,500	18,500,000
0.25%, 6/14/12	4,500	4,500,000
Hollister Elementary School District, RB, TRAN,
2.00%, 9/28/12	3,900	3,925,850
Los Angeles California Unified School District, GO, VRDN,
P-FLOATS (Texas Permanent School Fund) (Wells Fargo
Bank NA Liquidity Facility), 0.18%, 4/06/12 (a)(c)	7,200	7,200,000
Los Angeles County Schools, RB, Pooled Financing Program,
TRAN, Series B-1, 2.00%, 11/30/12	9,300	9,408,077
Los Angeles Department of Water & Power, RB, VRDN,
Sub Series B-3 (Wells Fargo Bank NA, SBPA),
0.18%, 4/02/12 (a)	2,100	2,100,000
Metropolitan Water District of Southern California,
Refunding RB, VRDN, Series A-2 (JPMorgan Chase Bank
SBPA), 0.19%, 4/06/12 (a)	6,100	6,100,000
Orange County Sanitation District, COP, FLOATS, VRDN,
Series 2928 (Morgan Stanley Bank SBPA),
0.34%, 4/06/12 (a)(c)	5,885	5,885,000
Otay Water District, COP, VRDN, Capital Projects (Union
Bank of California LOC), 0.17%, 4/06/12 (a)	8,710	8,710,000
Redwood City School District, GO, TRAN, 1.50%, 8/31/12	6,250	6,272,097
Riverside County IDA California, RB, VRDN, Universal Forest
Products Project, AMT (JPMorgan Chase Bank LOC),
0.35%, 4/06/12 (a)	3,300	3,300,000
Sacramento Unified School District, GO, TRAN,
2.00%, 10/01/12 (d)	10,000	10,074,100
San Bernardino County Housing Authority, M/F, RB, VRDN,
Raintree Apartments, Series A (Federal Home Loan
Bank LOC), 0.19%, 4/06/12 (a)	10,500	10,500,000
San Diego Housing Authority California, RB, VRDN,
Studio 15, Series B, AMT (Citibank NA LOC),
0.20%, 4/06/12 (a)	1,245	1,245,000
San Francisco City & County Airports Commission,
Refunding RB, VRDN, Second Series C-37, (Union
Bank of California NA LOC), 0.16%, 4/06/12 (a)	5,900	5,900,000
San Francisco City & County Redevelopment Agency,
Refunding HRB, VRDN, Fillmore Center, Series B-2, AMT
(Freddie Mac Credit Support LOC), 0.19%, 4/06/12 (a)	6,750	6,750,000
San Francisco City & County Utilities Commission,
RB, VRDN, P-FLOATS (Bank of America NA LOC),
0.25%, 4/06/12 (a)(b)(c)	18,660	18,660,000
San Francisco County Transportation Authority, TECP
(Landesbank Baden-Wurttemberg SBPA):
Series A, 0.23%, 4/04/12	7,900	7,900,000
Series A, 0.23%, 5/17/12	24,040	24,040,000
Series B, 0.23%, 4/04/12	16,200	16,200,000
Series B, 0.23%, 5/17/12	4,500	4,500,000
Series B, 0.25%, 6/14/12	30,000	30,000,000

Municipal Bonds	Par (000)	Value

California (concluded)

San Jose Redevelopment Agency, RB, VRDN, Merged Area
Redevelopment Project, Series A (JPMorgan Chase
Bank LOC), 0.18%, 4/06/12 (a)	$9,556	$9,556,000
San Juan Unified School District, TRAN,
2.00%, 10/01/12 (d)	12,000	12,099,480
Santa Barbara County Schools Financing Authority, RB,
TRAN, 2.00%, 6/29/12	15,000	15,061,380
Sequoia Union High School District, GO, FLOATS, VRDN,
Series 2160 (Wells Fargo Bank NA SBPA) (AGM),
0.24%, 4/06/12 (a)(c)	5,360	5,360,000
South Coast Local Education Agencies, RB, TRAN, GO,
Series B, 2.00%, 5/15/12	10,000	10,019,643
South San Francisco Unified School District, GO, BAN
Measure J, Series A, 2.00%, 6/01/12	1,000	1,002,613
Southern California Public Power Authority, Refunding RB,
VRDN, Palo Verde Project (Citibank NA LOC) (a):
Series A, 0.22%, 4/06/12	8,500	8,500,000
Sub-Series B, 0.22%, 4/06/12	8,000	8,000,000
State of California, GO, VRDN (a):
Kindergarten, Series A2 (State Street Bank & Trust Co.
and California State Teachers’ Retirement System LOC),
0.20%, 4/02/12	7,400	7,400,000
Series 2178 (Wells Fargo Bank NA SBPA),
0.26%, 4/06/12	21,509	21,508,500
Series 2661 (Wells Fargo Bank NA SBPA),
0.26%, 4/06/12	31,855	31,855,000
Series B-1 (JPMorgan Chase Bank, California State
Teachers’ Retirement System and California Public
Employees’ Retirement System LOC), 0.17%, 4/06/12	19,000	19,000,000
Series C-1 (Bank of America NA LOC), 0.19%, 4/06/12	5,100	5,100,000
Sub-Series A-2 (Barclays Bank Plc LOC),
0.17%, 4/06/12	14,600	14,600,000
State of California, RAN, Series A-2, 2.00%, 6/26/12	25,000	25,094,980
Tulare County, GO, TRAN, 1.25%, 9/07/12	27,100	27,201,411
Total Investments (Cost — $1,071,609,001*) — 101.5%		1,071,609,001
Liabilities in Excess of Other Assets — (1.5)%		(16,250,405)
Net Assets — 100.0%		$1,055,358,596

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation
JPMorgan Securities	$ 10,074,100	—
Wedbush Securities, Inc.	$ 12,099,480	—

See Notes to Financial Statements.

12	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Schedule of Investments (concluded)	BIF California Municipal Money Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$1,071,609,001	—	$1,071,609,001

[1]	See above Schedule of Investments for values in the state.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	13

Schedule of Investments March 31, 2012	BIF Connecticut Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Connecticut — 84.6%

Connecticut Housing Finance Authority, RB, Mandatory
Put Bonds (a):
Series G, 0.33%, 11/15/12	$4,000	$4,000,000
Sub-Series A-1, 0.30%, 7/25/12	5,000	5,000,000
Connecticut Housing Finance Authority, RB, VRDN (a):
AMT, MSG Mortgage Financial, Series D (Federal
Home Loan Bank SBPA), 0.18%, 4/06/12	6,727	6,727,000
CIL Realty, Inc. (HSBC Bank USA NA LOC),
0.17%, 4/06/12	1,505	1,505,000
Housing Mortgage Finance Program, Sub-Series A-2
(JPMorgan Chase Bank NA SBPA), 0.20%, 4/02/12	6,000	6,000,000
Housing Mortgage Finance Program, Sub-Series E-3
(Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA),
0.16%, 4/06/12	9,000	9,000,000
Sub-Series A-1 (JPMorgan Chase Bank NA SBPA),
0.20%, 4/02/12	3,600	3,600,000
Sub-Series F-1 (JPMorgan Chase Bank NA SBPA),
0.20%, 4/02/12	11,100	11,100,000
Connecticut State Development Authority, RB, VRDN,
AMT (a):
Cheshire (Bank of New York Mellon LOC),
0.56%, 4/06/12	1,135	1,135,000
Solid Waste Project, Rand/Whitney (Bank of
Montreal LOC), 0.20%, 4/06/12	9,000	9,000,000
Connecticut State Health & Educational Facility Authority,
RB, VRDN (a):
Austin Trust, Certificates, Yale University, Series
2008-1080 (Bank of America NA SBPA),
0.25%, 4/06/12	2,636	2,636,000
Avon Old Farms School, Series A (Bank of
America NA LOC), 0.27%, 4/06/12	3,090	3,090,000
Greater Hartford YMCA, Series B (Bank of
America NA LOC), 0.23%, 4/02/12	1,500	1,500,000
Greenwich Adult Day Care, Series A (JPMorgan
Chase & Co. LOC), 0.27%, 4/06/12	3,175	3,175,000
Hotchkiss School, Series A (US Bank National
Association SBPA), 0.15%, 4/06/12	8,800	8,800,000
Masonicare, Series D (Wachovia Bank NA LOC),
0.20%, 4/02/12	8,370	8,370,000
Yale University, Series T-2, 0.16%, 4/06/12	20,000	20,000,000
Yale University, Series V-1, 0.17%, 4/02/12	6,520	6,520,000
Yale University, Series V-2, 0.19%, 4/02/12	5,700	5,700,000
Connecticut State Health & Educational Facility Authority,
Refunding RB, VRDN (a):
Connecticut State University, FLOATS, Series 1884,
(AGM), 0.18%, 4/06/12 (a)(b)	6,260	6,260,000
Yale-New Haven Hospital, Series L1 (Bank of
America NA LOC), 0.26%, 4/06/12	4,000	4,000,000
Yale-New Haven Hospital, Series L2 (Bank of
America NA LOC), 0.26%, 4/06/12	5,100	5,100,000
State of Connecticut, GO, Refunding, FLOATS, VRDN,
Certificates, Series 514 (Morgan Stanley Bank SBPA),
0.34%, 4/06/12 (a)(b)	10,000	10,000,000
Town of Easton Connecticut, GO, BAN, 1.00%, 7/06/12	6,124	6,134,999
Town of Lebanon Connecticut, GO, BAN, 1.00%, 10/03/12	5,100	5,114,684
		153,467,683

Municipal Bonds	Par (000)	Value

Puerto Rico — 4.7%

Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement (a):
Series A-2 (JPMorgan Chase Bank NA SBPA) (AGM),
0.20%, 4/06/12	$3,500	$3,500,000
Sub-Series 2003 C-5-2 (Barclays Bank Plc LOC),
0.18%, 4/06/12	5,000	5,000,000
		8,500,000
Total Investments (Cost — $161,967,683*) — 89.3%		161,967,683
Other Assets Less Liabilities — 10.7%		19,342,267
Net Assets — 100.0%		$181,309,950

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 161,967,683	—	$ 161,967,683

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

14	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Schedule of Investments March 31, 2012	BIF Florida Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds (a)	Par (000)	Value

Florida — 99.9%

Brevard County Health Facilities Authority, Refunding RB,
VRDN, Retirement Housing Foundation (US Bank NA LOC),
0.15%, 4/06/12	$1,100	$1,100,000
Brevard County Housing Finance Authority, RB, VRDN, AMT:
Timber Trace Apartments Project (Citibank NA LOC),
0.27%, 4/06/12	2,135	2,135,000
Wickham Club Apartments, Series A (Fannie Mae
Liquidity Facility), 0.21%, 4/06/12	4,235	4,235,000
Broward County Housing Finance Authority, RB, VRDN,
Sailboat Bend Artist Lofts, AMT (Citibank NA LOC),
0.25%, 4/06/12	750	750,000
City of Wauchula, Refunding RB, VRDN, Hardee County
Center Project (JPMorgan Chase Bank NA LOC),
0.19%, 4/06/12	1,925	1,925,000
Collier County Educational Facilities Authority, RB, VRDN,
Limited Obligation, Ave Maria University (Comerica
Bank LOC), 0.22%, 4/02/12	1,955	1,955,000
Collier County IDA, RB, VRDN, March Project, AMT
(Wells Fargo Bank NA LOC), 0.40%, 4/06/12	1,910	1,910,000
Collier County IDA, Refunding RB, VRDN, Allete Inc. Project,
AMT (Wells Fargo Bank NA LOC), 0.25%, 4/06/12	400	400,000
County of Lake Florida, Deutsche Bank SPEARS/LIFERS
Trust, RB, VRDN, Series DBE-492 (Deutsche Bank AG
LOC), 0.25%, 4/06/12 (b)	1,982	1,982,000
County of Palm Beach Florida, RB, VRDN, FlightSafety
Project, AMT, 0.20%, 4/06/12	9,195	9,195,000
Florida Housing Finance Corp., RB, VRDN, Cutler Riverside
Apartments, AMT (Freddie Mac Guaranty Liquidity
Facility), 0.20%, 4/06/12	2,000	2,000,000
Florida Municipal Power Agency, Refunding RB,
VRDN, All Requirements Supply, Series C (Bank of
America NA LOC), 0.22%, 4/02/12	900	900,000
Hillsborough County Housing Finance Authority, HRB,
VRDN, Claymore Crossings Apartments, AMT
(Citibank NA LOC), 0.25%, 4/06/12	1,900	1,900,000
Jacksonville Economic Development Commission, Health
Care Facility, Refunding RB, VRDN, Methodist Refunding
Project (TD Bank LOC), 0.18%, 4/02/12	100	100,000
Jacksonville Health Facilities Authority, RB, VRDN, Baptist
Medical Center, (JPMorgan Chase Bank NA LOC),
Series B, 0.20%, 4/02/12	2,500	2,500,000
Jacksonville Housing Finance Authority, HRB, VRDN, AMT:
Christine Cove Apartments (Federal Home Loan
Bank LOC), 0.21%, 4/06/12	1,450	1,450,000
Hartwood Apartments (Freddie Mac Guaranty Liquidity
Facility), 0.22%, 4/06/12	2,800	2,800,000
Jacksonville Port Authority, RB, VRDN, Mitsui OSK Lines Ltd.,
AMT (Sumitomo Mitsui Banking Corp/New York LOC),
0.19%, 4/06/12	2,015	2,015,000
Miami-Dade County IDA, RB, VRDN, RAM Investments of
South Florida, Inc. Project, AMT (Wachovia Bank NA LOC),
0.35%, 4/06/12	2,320	2,320,000

Municipal Bonds (a)	Par (000)	Value

Florida (concluded)

Miami-Dade County IDA, Refunding RB, VRDN, Florida
Power & Light Co. Project, 0.25%, 4/02/12	$1,000	$1,000,000
Miami-Dade County School Board, AGC, COP, FLOATS,
VRDN, Series 2982 (Morgan Stanley Bank Liquidity
Facility), 0.34%, 4/06/12 (b)(c)	1,200	1,200,000
Pinellas County Health Facilities Authority, RB, VRDN,
Health System, BayCare Health, Series A-2 (Northern
Trust Co. LOC), 0.18%, 4/06/12	4,000	4,000,000
Total Investments (Cost — $47,772,000*) — 99.9%		47,772,000
Other Assets Less Liabilities — 0.1%		59,726
Net Assets — 100.0%		$47,831,726

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 47,772,000	—	$ 47,772,000

[1]	See above Schedule of Investments for values in the state.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	15

Schedule of Investments March 31, 2012	BIF Massachusetts Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts — 92.1%

City of Haverhill Massachusetts, GO, BAN,
1.00%, 12/03/12	$7,000	$7,014,385
Commonwealth of Massachusetts, GO, VRDN (a):
Central Artery, Series A (Bank of America NA SBPA),
0.26%, 4/02/12	4,400	4,400,000
Consolidated Loan, Series A (Wells Fargo Bank NA
SBPA), 0.19%, 4/02/12	2,900	2,900,000
Consolidated Loan, Series B (Bank of America NA
SBPA), 0.26%, 4/02/12	3,000	3,000,000
Commonwealth of Massachusetts, BB&T Municipal Trust,
GO, Refunding, FLOATS, VRDN, Series 2005 (Branch
Banking & Trust Co. SBPA), 0.18%, 4/06/12 (a)(b)	1,650	1,650,000
Massachusetts Bay Transportation Authority,
Clipper Tax-Exempt Certificate Trust, RB, VRDN,
Series 2009-47 (State Street Bank & Trust Co. SBPA),
0.22%, 4/06/12 (a)(b)	5,000	5,000,000
Massachusetts Bay Transportation Authority, Refunding RB,
7 Month Window, Senior Series A, 0.28%, 10/26/12 (a)	5,000	5,000,000
Massachusetts Development Finance Agency, HRB, VRDN,
Avalon Acton Apartments, AMT (Fannie Mae Guarantor),
0.22%, 4/06/12 (a)	7,000	7,000,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Briarwood Retirement (Manufacturers & Traders LOC),
0.15%, 4/06/12	4,180	4,180,000
Concord Foods Issue, AMT (Bank of America NA LOC),
0.64%, 4/06/12	1,710	1,710,000
Cordis Mills LLC, AMT (Fannie Mae Guarantor),
0.21%, 4/06/12	9,850	9,850,000
ISO New England Inc. (TD Bank NA LOC),
0.15%, 4/06/12	2,945	2,945,000
Massachusetts Development Finance Agency,
Refunding RB, VRDN (a):
Fessenden School (JPMorgan Chase Bank NA LOC),
0.17%, 4/06/12	2,890	2,890,000
Groton School (US Bank NA SBPA), 0.16%, 4/06/12	3,415	3,415,000
You, Inc. (TD Bank NA LOC), 0.18%, 4/06/12	7,230	7,230,000
Massachusetts Health & Educational Facilities Authority, RB,
VRDN, Partners Healthcare System, Series D-3 (JPMorgan
Chase Bank NA SBPA), 0.18%, 4/06/12 (a)	600	600,000
Massachusetts Health & Educational Facilities Authority, RB,
VRDN, Partners Healthcare System, Series P-2 (JPMorgan
Chase Bank NA SBPA), 0.15%, 4/06/12 (a)	3,000	3,000,000
Massachusetts Industrial Finance Agency, RB, VRDN,
AMT (a):
AFC Cable System Inc. Issue (Bank of
America NA LOC), 1.64%, 4/06/12	870	870,000
Development, Garlock Printing Corp. (Bank of
America NA LOC), 1.64%, 4/06/12	405	405,000
Gem Group Inc. Issue (Bank of America NA LOC),
1.64%, 4/06/12	1,050	1,050,000

Municipal Bonds	Par (000)	Value

Massachusetts (concluded)

Massachusetts Industrial Finance Agency, RB, VRDN,
Multi-Mode Development, 225 Bodwell Project, AMT
(JPMorgan Chase Bank LOC), 1.02%, 4/06/12 (a)	$4,000	$4,000,000
Massachusetts School Building Authority, RB, VRDN,
PUTTERS, Series 1197 (Deutsche Bank AG SBPA),
0.26%, 4/06/12 (a)(b)	7,090	7,090,000
Massachusetts State Development Finance Agency, RB,
VRDN, New England Deaconess, Series B (Manufacturers
& Traders LOC), 0.21%, 4/06/12 (a)	10,000	10,000,000
Massachusetts State Water Pollution Abatement, RB, ROCS,
VRDN, Series II-R-11537PB (PB Capital Corp. SBPA),
0.39%, 4/06/12 (a)	12,295	12,295,000
Massachusetts Water Resources Authority, GO, Refunding
RB, VRDN, Series 2008-C-2 (Barclays Bank Plc SBPA),
0.17%, 4/06/12 (a)(b)	4,085	4,085,000
Massachusetts Water Resources Authority, Refunding RB,
VRDN, Eagle Tax-Exempt Trust, Series 2006-0054,
Class A (AGM), (Citibank NA SBPA), 0.19%, 4/06/12 (a)	7,495	7,495,000
Metropolitan Boston Transit Parking Corp., Wells Fargo
Stage Trust, RB, FLOATS, VRDN Certificates, Series 77-C
(Wells Fargo Bank NA Credit Agreement), (Wachovia
Bank NA SBPA) 0.20%, 4/06/12 (a)(b)(c)	11,900	11,900,000
Town of Easton, GO, BAN, 1.50%, 8/24/12	4,465	4,483,966
University of Massachusetts Building Authority,
Refunding RB, VRDN (a):
7 Month Window, Senior Series 2, 0.28%, 10/26/12	2,980	2,980,000
Senior Series 1 (Wells Fargo Bank NA SBPA),
0.15%, 4/06/12	500	500,000
		138,938,351

Puerto Rico — 2.6%

Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement, Series A-2 (AGM), (JPMorgan
Chase Bank SBPA), 0.20%, 4/06/12 (a)	3,900	3,900,000
Total Investments (Cost — $142,838,351*) — 94.7%		142,838,351
Other Assets Less Liabilities — 5.3%		8,049,174
Net Assets — 100.0%		$150,887,525

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

16	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Schedule of Investments (concluded)	BIF Massachusetts Municipal Money Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 142,838,351	—	$ 142,838,351

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	17

Schedule of Investments March 31, 2012	BIF Michigan Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds (a)	Par (000)	Value

Michigan — 88.5%

Berrien County EDC Michigan, EDRB, VRDN, Arlington Corp.
Project, AMT (JPMorgan Chase Bank NA LOC),
0.45%, 4/06/12	$1,280	$1,280,000
Chelsea EDC Michigan, Refunding RB, VRDN, Silver Maples
Obligor (Comerica Bank LOC), 0.20%, 4/06/12	2,175	2,175,000
Green Lake Township EDC Michigan, Refunding RB, VRDN,
Interlochen Center Project (BMO Harris Bank NA LOC),
0.20%, 4/02/12	1,700	1,700,000
Holt Public Schools, GO, Refunding RB, VRDN (Q-SBLF,
Landesbank Hessen-Thuringen SBPA), 0.30%, 4/06/12	4,615	4,615,000
Lakeview School District Michigan, GO, VRDN, School
Building & Site, Series B (Q-SBLF, Landesbank
Hessen-Thuringen SBPA), 0.30%, 4/06/12	2,500	2,500,000
Lansing Michigan Board of Water & Light, Wells Fargo
Stage Trust, RB, FLOATS, VRDN, Series 71-C (Wells Fargo
Bank NA SBPA), 0.20%, 4/06/12 (b)(c)	1,990	1,990,000
Macomb County EDC, RB, VRDN, Aim Plastics Inc. Project,
AMT (Comerica Bank LOC), 0.30%, 4/06/12	855	855,000
Marquette County EDC Michigan, RB, VRDN, Pioneer
Labs Inc. Project, Series A, AMT (JPMorgan Chase
Bank NA LOC), 0.43%, 4/06/12	225	225,000
Michigan Finance Authority, RB, VRDN, Unemployment
Obligation Assessment (Citibank NA LOC),
0.21%, 4/06/12	1,000	1,000,000
Michigan Higher Education Student Loan Authority,
RBC Municipal Products Inc. Trust, Refunding RB,
FLOATS, VRDN, Series L-24, AMT (Royal Bank of
Canada LOC SBPA), 0.23%, 4/06/12 (c)	6,600	6,600,000
Michigan State HDA, HRB, VRDN, Berrien Woods III,
Series A, AMT (Citibank NA LOC), 0.23%, 4/06/12	4,795	4,795,000
Michigan State HDA, RB, VRDN, Series D, AMT (Barclays
Bank Plc SBPA), 0.21%, 4/06/12	1,200	1,200,000
Michigan State HDA, Refunding RB, VRDN, Series F, AMT
(Bank of Nova Scotia SBPA), 0.21%, 4/06/12	5,500	5,500,000
Michigan Strategic Fund, RB, VRDN:
Air Products & Chemicals Inc., 0.17%, 4/02/12	2,500	2,500,000
Alphi Manufacturing Inc. Project, AMT (Bank of
America NA LOC), 1.65%, 4/06/12	600	600,000
C&M Manufacturing Corp. Inc. Project, AMT (JPMorgan
Chase Bank NA LOC), 0.45%, 4/06/12	1,185	1,185,000
Golden Keys Development LLC Project, AMT (JPMorgan
Chase Bank NA LOC), 0.23%, 4/06/12	950	950,000
Lanse Warden Election Co. LLC Project (Standard
Chartered Bank LOC), 0.62%, 4/06/12	3,215	3,215,000
Merrill Tool Holding Co. Project, Series A, AMT (Bank of
America NA LOC), 0.60%, 4/06/12	675	675,000
Riverwalk Properties LLC Project, AMT (Comerica
Bank LOC), 0.30%, 4/06/12	1,500	1,500,000
Vector Investments Project, AMT (Bank of
America NA LOC), 0.43%, 4/06/12	800	800,000

Municipal Bonds (a)	Par (000)	Value

Michigan (concluded)

Oakland County EDC Michigan, Refunding RB, VRDN,
Pratt & Miller Engineering, AMT (JPMorgan Chase
Bank NA LOC), 0.55%, 4/06/12	$2,200	$2,200,000
University of Michigan, RB, VRDN, Hospital, Series A,
0.18%, 4/06/12	1,500	1,500,000
Total Investments (Cost — $49,560,000*) — 88.5%		49,560,000
Other Assets Less Liabilities — 11.5%		6,459,220
Net Assets — 100.0%		$56,019,220

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 49,560,000	—	$ 49,560,000

[1]	See above Schedule of Investments for values in the state.

See Notes to Financial Statements.

18	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Schedule of Investments March 31, 2012	BIF New Jersey Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 95.1%

Borough of Butler New Jersey, GO, BAN, 1.25%, 8/24/12	$1,200	$1,202,899
Borough of Cresskill, GO, BAN, 1.00%, 3/08/13	3,922	3,934,717
Borough of Elmwood Park New Jersey, GO, BAN,
1.00%, 8/10/12	5,400	5,406,952
Borough of Fort Lee New Jersey, GO, BAN, 1.00%, 8/15/12	4,900	4,906,596
Borough of Hopatcong New Jersey, GO, BAN,
1.25%, 8/03/12	1,500	1,503,105
Borough of Kenilworth New Jersey, GO, BAN,
1.00%, 12/14/12	500	501,258
Borough of Ringwood New Jersey, GO, BAN,
1.00%, 11/02/12	3,835	3,843,435
Borough of Saddle River, GO, BAN, 1.00%, 3/29/13	3,056	3,071,360
Borough of Watchung, GO, BAN, 1.25%, 3/01/13	4,400	4,429,150
Camden County Improvement Authority, RB, VRDN, Special
(TD Bank NA LOC), 0.23%, 4/06/12 (a)	1,840	1,840,000
City of North Wildwood New Jersey, GO, BAN,
1.25%, 12/07/12	7,240	7,257,673
City of Ocean City New Jersey, GO, BAN, Series B,
1.25%, 6/22/12	7,200	7,209,071
County of Burlington Bridge Commission, RB, Solid Waste
Project, 2.00%, 10/11/12	800	806,421
Essex County Improvement Authority, RB, VRDN, ACES,
Pooled Governmental Loan Program (Wells Fargo
Bank NA LOC), 0.14%, 4/06/12 (a)	490	490,000
Lower Township Municipal Utilities Authority, RB, Project
Note, Series B, 2.00%, 9/21/12	6,000	6,041,129
New Jersey EDA, RB, VRDN (a):
Cooper Health System Project, Series A
(TD Bank NA LOC), 0.16%, 4/06/12	7,800	7,800,000
Morris Museum Project (JPMorgan Chase
Bank NA LOC), 0.14%, 4/06/12	5,670	5,670,000
New Jersey EDA, RB, VRDN, AMT (Wachovia
Bank NA LOC) (a):
MZR Real Estate LP Project, 0.35%, 4/06/12	6,130	6,130,000
Urban League Project, 0.25%, 4/06/12	2,110	2,110,000
New Jersey EDA, RB, VRDN, AMT (Wells Fargo
Bank NA LOC) (a):
PB Tower & Metro Project, Series A, 0.35%, 4/06/12	3,125	3,125,000
PB Tower & Metro Project, Series B, 0.35%, 4/06/12	1,825	1,825,000
New Jersey EDA, Refunding RB, VRDN (Wells Fargo
Bank NA LOC) (a):
Blair Academy Project, 0.15%, 4/06/12	7,090	7,090,000
Jewish Community Metro West, 0.30%, 4/06/12	5,400	5,400,000
New Jersey EDA, School Facilities Construction, Refunding
RB, VRDN, Series E (JPMorgan Chase & Co. SPBA),
0.20%, 4/02/12 (a)(b)(c)	15,800	15,800,000
New Jersey Educational Facilities Authority, Refunding RB,
VRDN, Centenary College, Series A (TD Bank NA LOC),
0.18%, 4/06/12 (a)	6,765	6,765,000
New Jersey Health Care Facilities Financing Authority, RB,
VRDN (a):
Hospital Corp, Series B (Bank of America LOC),
0.26%, 4/06/12	16,700	16,700,000
Meridian-IV (AGC, Wells Fargo Bank NA SPBA) (AGM),
0.14%, 4/06/12	10,375	10,375,000
Recovery Management System Inc. (TD Bank NA LOC),
0.18%, 4/06/12	8,720	8,720,000
RWJ Health Care Corp. (TD Bank NA LOC)
0.16%, 4/06/12	6,300	6,300,000
Series A-4 (TD Bank NA LOC), 0.18%, 4/06/12	11,325	11,325,000

Municipal Bonds	Par (000)	Value

New Jersey (concluded)

New Jersey State Educational Facilities Authority, JPMorgan
Chase PUTTERS/DRIVERS Trust, RB, VRDN,
Series 3922 (JPMorgan Chase Bank SPBA),
0.19%, 4/06/12 (a)(b)(c)	$2,165	$2,165,000
New Jersey State Health Care Facilities Financing Authority,
RB, VRDN, Robert Wood Johnson University (Wachovia
Bank NA LOC), 0.15%, 4/06/12 (a)	10,000	10,000,000
New Jersey State Higher Education Assistance Authority,
RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN,
AMT (Royal Bank of Canada LOC SPBA) (a)(b):
Series L-35, 0.23%, 4/06/12	25,245	25,245,000
Series L-36, 0.23%, 4/06/12	19,300	19,300,000
New Jersey State Housing & Mortgage Finance Agency,
S/F Housing, RB, VRDN (Barclays Bank Plc SPBA) (a):
Series O-rem, 0.19%, 4/06/12	12,625	12,625,000
Series P, 0.15%, 4/06/12	7,430	7,430,000
Series Q, 0.17%, 4/06/12	10,735	10,735,000
New Jersey Transportation Trust Fund Authority, Deutsche
Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-447
(Deutsche Bank AG SPBA), 0.25%, 4/06/12 (a)(b)	50,335	50,335,000
New Jersey Transportation Trust Fund Authority, Clipper
Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-31
(State Street Bank & Trust Co. SPBA),
0.19%, 4/06/12 (a)(b)	26,500	26,500,000
Port Authority of New York & New Jersey, JPMorgan Chase
PUTTERS/DRIVERS Trust, Refunding RB, VRDN, AMT
(JPMorgan Chase Bank NA SPBA) (a)(b)(c):
Series 3176, 0.25%, 4/06/12	27,860	27,860,000
Series 3193, 0.25%, 4/06/12	12,995	12,995,000
Port Authority of New York & New Jersey, Refunding RB,
VRDN, Series 766 (Morgan Stanley Bank SPBA),
0.34%, 4/06/12 (a)(b)	1,500	1,500,000
Town of Kearny New Jersey, GO, BAN, 1.25%, 6/29/12	9,700	9,707,595
Township of Clark New Jersey, GO, BAN, 1.25%, 3/22/13	4,000	4,031,453
Township of Clinton, GO, BAN, 1.00%, 2/01/13	4,400	4,417,051
Township of Colts Neck, GO, BAN, 1.25%, 2/27/13	4,106	4,134,151
Township of Livingston New Jersey, GO, BAN,
1.25%, 7/06/12	1,100	1,101,766
Township of Neptune New Jersey, GO, BAN,
1.25%, 9/14/12	4,200	4,207,783
		401,868,565

Pennsylvania — 4.7%

Delaware River Port Authority, Refunding RB, VRDN,
Series B (Bank of America NA LOC), 0.26%, 4/06/12 (a)	20,000	20,000,000
Total Investments (Cost — $421,868,565*) — 99.8%		421,868,565
Other Assets Less Liabilities — 0.2%		786,850
Net Assets — 100.0%		$422,655,415

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	19

Schedule of Investments (concluded)	BIF New Jersey Municipal Money Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 421,868,565	—	$ 421,868,565

[1]	See above Schedule of Investments for values in each state.

See Notes to Financial Statements.

20	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Schedule of Investments March 31, 2012	BIF New York Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 97.1%

Albany Industrial Development Agency, RB, VRDN,
Albany Medical Center Hospital, Series C (Bank of
America NA LOC), 0.30%, 4/06/12 (a)	$1,715	$1,715,000
Babylon Union Free School District, GO, TAN,
1.00%, 6/22/12	7,500	7,510,157
Beekmantown Central School District, GO, BAN,
1.25%, 7/06/12	5,331	5,337,760
Bronxville Union Free School District, GO, BAN,
1.25%, 9/21/12	4,275	4,291,589
Brookhaven Industrial Development Agency,
RB, VRDN (US Bank National Association LOC),
0.19%, 4/06/12 (a)	3,145	3,145,000
Buffalo Municipal Water Finance Authority, Refunding
RB, VRDN (JPMorgan Chase Bank NA LOC),
0.18%, 4/06/12 (a)	9,760	9,760,000
City of Mount Vernon New York, GO:
BAN, 1.25%, 7/13/12	7,160	7,173,138
Series B, 1.50%, 7/13/12	4,905	4,917,454
City of New York, GO, VRDN, Subseries A-7 (JPMorgan
Chase Bank NA LOC), 0.20%, 4/02/12 (a)	7,000	7,000,000
City of New York New York, GO, Refunding, VRDN,
Sub-Series C-2 (Bayerische Landesbank LOC),
0.25%, 4/06/12 (a)	7,615	7,615,000
City of New York, New York, GO, VRDN (a):
JPMorgan Chase PUTTERS/DRIVERS Trust, DRIVERS,
Series 3282 (JPMorgan Chase Bank NA SBPA),
0.19%, 4/06/12 (b)(c)	3,325	3,325,000
Series F-4 (Landesbank Hessen-Thuringen LOC),
0.25%, 4/06/12	8,700	8,700,000
Series F-5 (Bayerische Landesbank LOC),
0.25%, 4/06/12	12,475	12,475,000
Sub-Series F-3 (Sumitomu Mitsui Banking LOC),
0.17%, 4/06/12	19,200	19,200,000
Clarence Central School District, GO, BAN, 1.25%, 6/15/12	3,710	3,715,291
Cohoes Industrial Development Agency, RB, VRDN,
Eddy Village Project (Bank of America NA LOC),
0.18%, 4/06/12 (a)	21,335	21,335,000
County of Clinton New York, GO, Refunding, BAN,
1.25%, 7/14/12	5,185	5,194,511
County of Putnam New York, GO, TAN, 1.50%, 10/30/12	6,405	6,447,925
East Rockaway Union Free School District, GO, Refunding,
TAN, 1.25%, 6/28/12	1,620	1,622,908
East Williston Union Free School District, GO, Refunding,
TAN, 1.25%, 6/29/12	4,500	4,509,294
Evans-Brant Central School District, GO, BAN,
1.25%, 6/02/12	4,260	4,265,714
Greece Central School District, GO, BAN, 1.25%, 12/28/12	4,285	4,306,438
Hicksville New York Union Free School District, GO, TAN,
1.25%, 6/27/12	3,700	3,707,464
Honeoye Falls-Lima New York Central School District, GO,
BAN, 1.25%, 9/28/12	5,000	5,019,582
Islip Union Free School District No. 1, GO, TAN,
1.25%, 6/22/12	15,730	15,759,138
Long Island Power Authority, RB, TECP, Series CP-1
(JPMorgan Chase Bank LOC), 0.10%, 4/02/12	35,600	35,600,000
Lynbrook Union Free School District, GO, TAN,
1.25%, 6/22/12	4,040	4,046,841

Municipal Bonds	Par (000)	Value

New York (continued)

Metropolitan Transportation Authority TECP (Barclays
Bank Plc LOC SBPA):
0.16%, 5/17/12	$13,000	$13,000,000
0.20%, 5/17/12	19,300	19,300,000
Metropolitan Transportation Authority, RB, VRDN (a):
Series A-1 (Morgan Stanley Bank LOC),
0.23%, 4/06/12	37,365	37,365,000
Subseries B-1 (State Street Bank & Trust Co. LOC),
0.16%, 4/06/12 (b)	15,000	15,000,000
Metropolitan Transportation Authority, Refunding RB, VRDN,
Series A-2 (Bank of Tokyo — Mitsubishi UFJ Ltd. LOC),
0.16%, 4/06/12 (a)	30,105	30,105,000
Monroe County Industrial Development Agency, IDRB,
VRDN, Klein Steel Service, AMT (Manufacturers
& Traders Trust LOC), 0.29%, 4/06/12 (a)(b)	6,765	6,765,000
Nassau County Industrial Development Agency, RB, VRDN,
Clinton Plaza Senior Housing Project, AMT (Fannie Mae
Guarantor), 0.28%, 4/06/12 (a)	13,250	13,250,000
New York City Housing Development Corp., MRB, VRDN,
Parkview II Apartments, Series A, AMT (Citibank NA LOC),
0.27%, 4/06/12 (a)	4,255	4,255,000
New York City Housing Development Corp., RB, VRDN (a):
Atlantic Court Apartments, Series A, AMT (Freddie Mac
Guarantor), 0.18%, 4/06/12	10,900	10,900,000
Brittany Development, Series A, AMT (Fannie Mae
Guarantor), 0.19%, 4/06/12	6,330	6,330,000
Elliott Chelsea Development, Series A
(Citibank NA LOC), 0.18%, 4/06/12	4,100	4,100,000
Lyric Development, Series A, AMT (Fannie Mae
Guarantor), 0.18%, 4/06/12	12,765	12,765,000
Sierra Development, Series A, AMT (Fannie Mae
Guarantor), 0.18%, 4/06/12	14,065	14,065,000
W. 43rd Street Development, Series A, AMT
(Fannie Mae Guarantor), 0.18%, 4/06/12	7,900	7,900,000
New York City Housing Development Corp., Refunding RB,
VRDN (a):
M/F, The Crest, Series A (Landesbank Hessen-
Thuringen LOC), 0.23%, 4/06/12	2,700	2,700,000
ROCS, Series II-R-11699, AMT (Citibank NA SBPA),
0.25%, 4/06/12 (c)	6,350	6,350,000
New York City Industrial Development Agency, RB, VRDN (a):
Air Express International Corp. Project, AMT
(Citibank NA LOC), 0.20%, 4/06/12	14,000	14,000,000
Heart Share Human Services, Series A (HSBC Bank
USA NA LOC), 0.17%, 4/06/12	3,360	3,360,000
New York City Industrial Development Agency, Refunding RB,
VRDN, Brooklyn Heights (TD Bank NA LOC),
0.17%, 4/06/12 (a)	5,510	5,510,000
New York City Municipal Water Finance Authority, RB,
VRDN (a):
2nd General Resolution, Series DD-2 (Bank of
New York SBPA), 0.15%, 4/02/12	1,000	1,000,000
Eagle Tax-Exempt Trust, Series 2009-0046, Class A
(Citibank NA SBPA), 0.19%, 4/06/12 (b)(c)	18,000	18,000,000
PUTTERS, Series 2559 (JPMorgan Chase
Bank NA SBPA), 0.19%, 4/02/12 (c)	1,775	1,775,000
Subseries A-2 (Mizuho Corporate Bank SBPA),
0.13%, 4/02/12	15,300	15,300,000

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	21

Schedule of Investments (continued)	BIF New York Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

New York City Municipal Water Finance Authority,
Refunding RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2009-0047, Class A
(Citibank NA SBPA), 0.19%, 4/06/12 (b)(c)	$14,900	$14,900,000
Second General Resolution, Series AA-1 (State Street
Bank & Trust Co. and California State Teachers’
Retirement System SBPA), 0.21%, 4/02/12	3,800	3,800,000
Second General Resolution, Series DD-1 (State Street
Bank & Trust Co. and California State Teachers’
Retirement System SBPA) (TD Bank NA SBPA),
0.18%, 4/02/12	12,405	12,405,000
New York City Transitional Finance Authority, RB, VRDN (a):
New York City Recovery, Series 3, Sub-Series 3B
(Wachovia Bank NA SBPA), 0.15%, 4/02/12	5,620	5,620,000
New York City Recovery, Series 3, Sub-Series 3E
(Landesbank Baden-Wurttemberg SBPA),
0.25%, 4/02/12	8,765	8,765,000
New York City Recovery, Series 3, Sub-Series 3G
(Bank of New York SBPA), 0.17%, 4/06/12	19,540	19,540,000
Sub-Series 2F (Bayerische Landesbank SBPA),
0.25%, 4/02/12	2,350	2,350,000
New York City Transitional Finance Authority,
Refunding RB, VRDN, Series A-4 (TD Bank NA LOC),
0.18%, 4/02/12 (a)	9,000	9,000,000
New York City Trust for Cultural Resources, Refunding RB,
VRDN, Lincoln Center, Series A-1 (Bank of
America NA LOC), 0.20%, 4/02/12 (a)	10,945	10,945,000
New York Convention Center Development Corp., Eclipse
Funding Trust, RB, VRDN, Series 2006-0004, Solar
Eclipse (US Bank NA LOC, US Bank NA SBPA),
0.17%, 4/06/12 (a)	10,910	10,910,000
New York Mortgage Agency, RB, VRDN (a):
ROCS, Series II-R-11705, AMT (Citibank NA SBPA),
0.25%, 4/06/12 (b)(c)	5,775	5,775,000
ROCS, Series II-R-11707, AMT (Citibank NA SBPA),
0.25%, 4/06/12 (b)(c)	5,055	5,055,000
Series 159 (Bank of America NA SBPA),
0.28%, 4/06/12	13,000	13,000,000
New York Mortgage Agency, Refunding RB, VRDN,
ROCS, Series II-R-11701, AMT (Citibank NA SBPA),
0.25%, 4/06/12 (a)(b)(c)	6,335	6,335,000
New York State Dormitory Authority, RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2006-0164, Class A
(Citibank NA SBPA), 0.22%, 4/06/12 (c)	2,300	2,300,000
JPMorgan Chase PUTTERS/DRIVERS Trust, PUTTERS,
Series 3280 (JPMorgan Chase & Co. SBPA) (JPMorgan
Chase Bank NA SBPA), 0.19%, 4/06/12 (b)(c)	3,325	3,325,000
Rochester Friendly Home (Manufacturers & Traders
Trust Co. LOC), 0.15%, 4/06/12	16,450	16,450,000
New York State Dormitory Authority, Refunding RB, VRDN (a):
City University, Consolidated 5th Series C (Bank of
America NA LOC), 0.19%, 4/06/12	4,000	4,000,000
Cornell University, Series B (JPMorgan Chase & Co.
SBPA), 0.19%, 4/06/12	18,980	18,980,000
New York State Environmental Facilities Corp., Refunding
RB, PUTTERS, VRDN, Series 2900 (JPMorgan Chase
Bank NA SBPA), 0.19%, 4/06/12 (a)(c)	3,500	3,500,000
New York State HFA, HRB, VRDN, AMT (a):
363 West 30th Street, Series A (Freddie Mac
Guarantor), 0.18%, 4/06/12	12,150	12,150,000
Gethsemane Apartments, Series A (Fannie Mae
Guarantor), 0.20%, 4/06/12	12,000	12,000,000
Grace Towers, Series A (Freddie Mac Guarantor),
0.18%, 4/06/12	2,880	2,880,000

Municipal Bonds	Par (000)	Value

New York (concluded)

New York State HFA, RB, VRDN (a):
Housing, 160 West 62nd Street, Series A-1,
(Wells Fargo Bank NA LOC), 0.17%, 4/02/12	$3,770	$3,770,000
10 Liberty Street (Freddie Mac Guarantor),
0.15%, 4/06/12	5,000	5,000,000
160 West 62nd Street, Series A2 (Wells Fargo
Bank NA LOC), 0.15%, 4/06/12	4,700	4,700,000
240 E. 39th Street Housing, AMT (Fannie Mae
Guarantor), 0.18%, 4/06/12	23,100	23,100,000
New York State HFA, Refunding RB, VRDN, Series M-2
(Bank of America NA LOC), 0.30%, 4/06/12 (a)	4,200	4,200,000
New York State Thruway Authority, BAN, Series A,
2.00%, 7/13/12	10,600	10,649,026
North Syracuse Central School District, GO, BAN,
1.25%, 6/22/12	6,635	6,642,914
Onondaga County Industrial Development Agency New York,
RB, VRDN, GA Braun Inc. Project, AMT (Manufacturers
& Traders Trust Co. LOC), 0.29%, 4/06/12 (a)	9,055	9,055,000
Oswego County Industrial Development Agency New York,
RB, VRDN, OH Properties Inc. Project, Series A
(Manufacturers & Traders Trust Co. LOC),
0.29%, 4/06/12 (a)	1,310	1,310,000
Port Authority of New York & New Jersey, Refunding RB,
VRDN (a)(c):
FLOATS, Series 2977, AMT (Morgan Stanley
Bank SBPA), 0.34%, 4/06/12 (b)	14,000	14,000,000
FLOATS, Series 766 (AGM) (Morgan Stanley
Bank SBPA), 0.34%, 4/06/12	1,750	1,750,000
PUTTERS, Series 2945, AMT (JPMorgan Chase
Bank NA SBPA), 0.25%, 4/06/12	1,665	1,665,000
Rensselaer County Industrial Development Agency
New York, RB, VRDN, The Sage Colleges Project, Series A
(Manufacturers & Traders Trust LOC), 0.24%, 4/06/12 (a)	5,050	5,050,000
Rockland County Industrial Development Agency New York,
Refunding RB, VRDN, Dominican College Project, Series A
(TD Bank NA LOC), 0.17%, 4/06/12 (a)	8,550	8,550,000
Sales Tax Asset Receivable Corp., RB, FLOATS, VRDN,
Series 2901 (Morgan Stanley Bank SBPA),
0.34%, 4/06/12 (a)(c)	10,800	10,800,000
Town of Webster New York, GO, BAN, 1.25%, 10/05/12	3,000	3,010,667
Town of West Seneca New York, GO, BAN, 1.25%, 10/19/12	7,097	7,126,077
Triborough Bridge & Tunnel Authority, RB, VRDN General (a):
Series B-2 (California State Teachers’ Retirement
System LOC), 0.18%, 4/06/12	13,630	13,630,000
Series B-2A (California State Teachers’ Retirement
System LOC), 0.16%, 4/02/12	6,000	6,000,000
Triborough Bridge & Tunnel Authority, Refunding RB,
VRDN, General, Sub-Series B-4 (Landesbank Baden-
Wurttemberg SBPA), 0.26%, 4/06/12 (a)	9,925	9,925,000
Ulster County New York, GO, BAN, 1.25%, 11/16/12	8,280	8,324,352
Valley Central School District at Montgomery, GO, BAN,
Series B, 1.25%, 2/22/13	3,360	3,383,974
Valley Stream Central High School District, GO, TAN,
1.00%, 6/22/12	2,000	2,002,713
Wappingers Central School District, GO, TAN,
1.25%, 7/13/12	4,990	4,998,445
William Floyd Union Free School District of the Mastics-
Moriches-Shirley, GO, TAN, 1.25%, 6/29/12	27,200	27,253,892
Total Investments (Cost — $880,672,264*) — 97.1%		880,672,264
Other Assets Less Liabilities — 2.9%		26,180,011
Net Assets — 100.0%		$906,852,275

See Notes to Financial Statements.

22	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Schedule of Investments (concluded)	BIF New York Municipal Money Fund

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 880,672,264	—	$ 880,672,264

[1]	See above Schedule of Investments for values in the state.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	23

Schedule of Investments March 31, 2012	BIF North Carolina Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds (a)	Par (000)	Value

North Carolina — 89.5%

Alamance County Industrial Facilities & Pollution Control
Financing Authority North Carolina, IDRB, VRDN,
Millender Project, AMT (Wachovia Bank NA LOC),
0.35%, 4/06/12	$900	$900,000
Charlotte-Mecklenburg Hospital Authority, RB, VRDN:
Carolinas HealthCare System, Series D (Wells Fargo
Bank NA LOC), 0.14%, 4/02/12	400	400,000
Carolinas Healthcare-B (US Bank National
Association NA LOC), 0.14%, 4/02/12	1,100	1,100,000
City of Raleigh North Carolina, RB, VRDN, 7 Month Window,
0.29%, 10/26/12	2,275	2,275,000
County of Mecklenburg, GO, VRDN, Refunding, 7 Month
Window, Series D, 0.29%, 10/26/12	7,125	7,125,000
County of Sampson North Carolina, Eclipse Funding Trust,
COP, Series 2006-0160, Solar Eclipse (AGM),
(US Bank NA LOC SBPA), 0.17%, 4/06/12	110	110,000
County of Wake North Carolina School, GO, VRDN, School,
Series B (Wells Fargo Bank NA SBPA), 0.17%, 4/06/12	400	400,000
Gaston County Industrial Facilities & Pollution Control
Financing Authority North Carolina, IDRB, VRDN,
Marlatex Corp. Project, AMT (Wachovia Bank NA LOC),
0.40%, 4/06/12	805	805,000
Guilford County Industrial Facilities & Pollution Control
Financing Authority, IDRB, VRDN, National Sherman, AMT
(TD Bank NA LOC), 0.45%, 4/06/12	2,000	2,000,000
Lee County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, VRDN, AMT:
Arden Corp. Project (Comerica Bank LOC),
0.29%, 4/06/12	2,550	2,550,000
Lee Central LLC Project (Wachovia Bank NA LOC),
0.35%, 4/06/12	2,205	2,205,000
North Carolina Agricultural Finance Authority, RB,
VRDN, Albemarle Cotton Growers, AMT (Wells Fargo
Bank NA LOC), 0.35%, 4/06/12	1,000	1,000,000
North Carolina Agricultural Finance Authority, Refunding RB,
VRDN, Harvey Fertilizer & Gas Project, AMT (Wells Fargo
Bank NA LOC), 0.40%, 4/06/12	1,110	1,110,000
North Carolina Capital Facilities Finance Agency, RB, VRDN,
High Point University Project (Branch Banking
& Trust Co. LOC), 0.18%, 4/06/12	1,500	1,500,000
North Carolina Educational Facilities Finance Agency, RB,
VRDN, Duke University Project:
Series A, 0.17%, 4/06/12	300	300,000
Series B, 0.18%, 4/06/12	700	700,000
North Carolina HFA, RB, VRDN, AMT (b):
MERLOTS, Series B-12 (Wachovia Bank NA SBPA),
0.25%, 4/06/12	465	465,000
ROCS, Series II-R-175 (Citibank NA SBPA),
0.29%, 4/06/12	2,890	2,890,000

Municipal Bonds (a)	Par (000)	Value

North Carolina (concluded)

North Carolina Medical Care Commission, RB, VRDN:
Duke University Hospital, Series B (Wachovia
Bank NA SBPA), 0.17%, 4/06/12	$1,465	$1,465,000
Moses Cone Health System, Series B (BMO Harris
Bank NA SBPA), 0.17%, 4/02/12	575	575,000
North Carolina Medical Care Commission, Refunding RB,
VRDN, Wake Forest University, Series D (Bank of
America NA LOC), 0.23%, 4/02/12	285	285,000
Piedmont Triad Airport Authority North Carolina, RB, VRDN,
Cessna Aircraft Co. Project, AMT (Bank of
America NA LOC), 0.52%, 4/06/12	215	215,000
University of North Carolina at Chapel Hill, Refunding RB,
VRDN, Series B, 0.15%, 4/06/12	1,505	1,505,000
Vance County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, VRDN, HH Hunt
Manufacturing Facilities LLC Project, AMT (Wells Fargo
Bank NA LOC), 0.40%, 4/06/12	860	860,000
Wilson County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, VRDN, Supreme/
Murphy Truck Project, AMT (JPMorgan Chase
Bank NA LOC), 0.65%, 4/06/12	700	700,000
Yancey County Industrial Facilities & Pollution Control
Financing Authority, RB, VRDN, Altec Industries Inc.
Project, AMT (Branch Banking & Trust Co. LOC),
0.25%, 4/06/12	1,800	1,800,000
		35,240,000

Puerto Rico — 4.3%

Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement, Series A-2 (AGM), (JPMorgan
Chase Bank SBPA), 0.20%, 4/06/12	1,700	1,700,000
Total Investments (Cost — $36,940,000*) — 93.8%		36,940,000
Other Assets Less Liabilities — 6.2%		2,435,367
Net Assets — 100.0%		$39,375,367

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

24	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Schedule of Investments (concluded)	BIF North Carolina Municipal Money Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 36,940,000	—	$ 36,940,000

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	25

Schedule of Investments March 31, 2012	BIF Ohio Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio — 68.2%

Butler County Ohio, GO, BAN, Various Purpose,
0.50%, 8/03/12	$2,705	$2,705,000
City of Avon Ohio, GO, BAN:
Series A, 1.00%, 7/03/12	100	100,148
Various Purpose, Series B, 1.00%, 7/20/12	1,795	1,798,219
City of Cleveland Ohio, Refunding RB, VRDN, Series Q
(Bank of America NA LOC), 0.25%, 4/06/12 (a)	4,300	4,300,000
City of Columbus Ohio, RB, PUTTERS, VRDN, Series 2456
(JPMorgan Chase Bank SBPA), 0.19%, 4/06/12 (a)(c)	1,400	1,400,000
City of Independence Ohio, Refunding RB, VRDN,
Rockside Spectrum Building (US Bank NA LOC),
0.23%, 4/06/12 (a)	1,235	1,235,000
City of Lima Ohio, RB, VRDN, Facilities, Lima Memorial
Hospital Project (JPMorgan Chase Bank LOC),
0.23%, 4/06/12 (a)	1,900	1,900,000
City of Marysville Ohio, GO, Wastewater Treatment,
1.13%, 6/01/12	200	200,157
City of Miamisburg, GO, BAN, Various Purpose,
1.00%, 3/13/13	2,000	2,009,422
City of North Ridgeville Ohio, GO, BAN, Capital
Improvement & Equipment:
1.00%, 4/11/12	1,000	1,000,095
0.85%, 4/05/13 (d)	930	931,841
City of Salem Ohio, Refunding RB, VRDN, Improvement,
Salem Community Hospital Project (JPMorgan Chase
Bank LOC), 0.19%, 4/06/12 (a)	1,200	1,200,000
City of Shaker Heights Ohio, GO, BAN, 2.00%, 5/04/12	1,300	1,301,604
City of Sharonville Ohio, GO, BAN, Various Purpose
Improvement, 1.13%, 7/13/12	1,200	1,201,592
City of Strongsville, GO, BAN, Various Purpose,
1.25%, 10/25/12	1,330	1,336,772
City of Strongsville, GO, BAN, Refunding, Library,
1.25%, 10/26/12	700	703,564
Columbus Ohio Regional Airport Authority, Deutsche Bank
SPEARS/LIFERS Trust, RB, VRDN, SPEARS, Series DB-488
(NPFGC), (Deutsche Bank AG Credit Agreement)
(Deutsche Bank AG SBPA), 0.25%, 4/06/12 (a)(c)	1,390	1,390,000
County of Butler Ohio, Refunding RB, VRDN, Lifesphere
Project (US Bank NA LOC), 0.19%, 4/06/12 (a)	4,450	4,450,000
County of Franklin Ohio, RB, VRDN, Senior, St. George
Commons Apartments, AMT (Fannie Mae Guarantor),
0.19%, 4/06/12 (a)	2,285	2,285,000
County of Montgomery Ohio, RB, VRDN, Citywide
Development Corp. Project, AMT (JPMorgan Chase
Bank NA LOC), 0.60%, 4/06/12 (a)	410	410,000
County of Trumbull Ohio, Refunding RB, VRDN (a):
Ellwood Engineered AMT (Wells Fargo Bank NA LOC),
0.26%, 4/06/12	3,400	3,400,000
Shepherd (Manufacturers & Traders Trust Co. LOC),
0.19%, 4/06/12	9,460	9,460,000
Cuyahoga County, RB, VRDN, Cleveland Clinic,
Sub-Series B1 (Wells Fargo Bank NA SBPA),
0.17%, 4/02/12 (a)	1,000	1,000,000
Cuyahoga County Port Authority, RB, VRDN, Euclid
Avenue Housing Corp. Project (US Bank NA LOC),
0.17%, 4/06/12 (a)	2,300	2,300,000
Lorain County Port Authority, RB, VRDN, St. Ignatius High
School Project (US Bank NA LOC), 0.19%, 4/06/12 (a)	1,390	1,390,000

Municipal Bonds	Par (000)	Value

Ohio (concluded)

Lucas County, GO, Various Purpose Improvement, Series 1,
1.00%, 7/20/12	$115	$115,155
Miami County, GO, BAN, Various Purpose, 1.50%, 6/01/12	950	951,603
Ohio HFA, RB, VRDN, ROCS, Series II-R-11575
(Fannie Mae Guarantor) (Citibank NA SBPA),
0.20%, 4/06/12 (a)(c)	2,440	2,440,000
Ohio HFA, Refunding RB, MERLOTS, VRDN, Series A02, AMT
(Ginnie Mae Guarantor) (Wells Fargo Bank NA LOC),
0.25%, 4/06/12 (a)(c)	885	885,000
Ohio Higher Educational Facility Commission, Refunding RB,
VRDN, Hospital, Cleveland Clinic, Series B-4,
0.17%, 4/02/12 (a)	5,900	5,900,000
State of Ohio, GO, Buckeye Savers, Series K,
5.00%, 5/02/12	200	200,783
State of Ohio, GO, VRDN (a):
Common Schools, Series B (State of Ohio Liquidity
Facility), 0.17%, 4/06/12	1,790	1,790,000
Infrastructure Improvement, Series B, 0.17%, 4/06/12	1,000	1,000,000
State of Ohio, RB, BAN, Revitalization, 0.35%, 6/02/12	1,100	1,100,000
State of Ohio, RB, VRDN, Universal Forest Products
Project, AMT (JPMorgan Chase Bank NA LOC),
0.40%, 4/06/12 (a)	2,700	2,700,000
State of Ohio, Wells Fargo Stage Trust, Refunding RB,
FLOATS, VRDN, Series 56C (Wells Fargo Bank NA SBPA),
0.20%, 4/06/12 (a)(b)(c)	2,100	2,100,000
		68,590,955

Puerto Rico — 3.9%

Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement (a):
Series A-2 (JPMorgan Chase Bank SBPA),
0.20%, 4/06/12	2,200	2,200,000
Sub-Series C-5-2 (AGM, Barclays Bank Plc LOC),
0.18%, 4/06/12	1,700	1,700,000
		3,900,000
Total Investments (Cost — $72,490,955*) — 72.1%		72,490,955
Other Assets Less Liabilities — 27.9%		28,100,839
Net Assets — 100.0%		$100,591,794

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation
Fifth Third Securities	$ 931,841	—

See Notes to Financial Statements.

26	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Schedule of Investments (concluded)	BIF Ohio Municipal Money Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 72,490,955	—	$ 72,490,955

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	27

Schedule of Investments March 31, 2012	BIF Pennsylvania Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania — 94.7%

Allegheny County Hospital Development Authority, RB,
UPMC, Series A, 2.00%, 10/15/12	$400	$403,521
Allegheny County Hospital Development Authority, RB,
VRDN, University of Pittsburgh Medical Center, Series B-2
(Deutsche Bank AG LOC), 0.15%, 4/06/12 (a)	4,400	4,400,000
Central Bradford Progress Authority, RB, VRDN, Floater
Certificates (Royal Bank of Canada LOC, Royal Bank of
Canada SBPA), Series C-14, 0.19%, 4/06/12 (a)(c)	4,100	4,100,000
Chester County IDA, RB, VRDN, AMT (Wells Fargo
Bank NA LOC) (a):
Hankin Group, Series A, 0.40%, 4/06/12	1,645	1,645,000
West Vincent Association, Series B, 0.40%, 4/06/12	1,795	1,795,000
City of Philadelphia Pennsylvania, RB, VRDN, 5th Series A-2
(JPMorgan Chase & Co. NA LOC, Bank of Nova Scotia
LOC), 0.19%, 4/06/12 (a)	2,700	2,700,000
County of Lehigh Pennsylvania, GO, 2.50%, 11/15/12	400	405,419
County of Lehigh Pennsylvania, Refunding RB, VRDN,
Lehigh Valley Health Network, Series C (Bank of
America NA LOC), 0.23%, 4/02/12 (a)	1,695	1,695,000
Delaware County IDA, RB, VRDN, Resource Recovery (a):
Project G (General Electric Capital Corp. Guaranty
Agreement), 0.15%, 4/06/12	4,575	4,575,000
Series 97-G, 0.14%, 4/06/12	5,000	5,000,000
Delaware County IDA Pennsylvania, Refunding RB, VRDN,
Resource Recovery, Series G (General Electric Capital
Corp. Guaranty) 0.14%, 4/06/12 (a)	40	40,000
Delaware River Port Authority, Refunding RB, VRDN, Series A
(JPMorgan Chase Bank NA LOC), 0.18%, 4/06/12 (a)	2,025	2,025,000
Downingtown Pennsylvania Area School District, GO,
VRDN, Floater Certificates, Series E-13 (Royal Bank of
Canada SBPA), 0.19%, 4/06/12 (a)(b)(c)	1,660	1,660,000
Emmaus General Authority, RB, VRDN, Pennsylvania Loan
Program, Series A (US Bank NA LOC), 0.16%, 4/06/12 (a)	5,200	5,200,000
Erie County Housing Authority, RB, VRDN, St. Mary’s Home
Erie Project, Series A (Bank of America NA LOC),
0.35%, 4/06/12 (a)	1,000	1,000,000
Erie Water Authority, RB, Mandatory Put Bonds (Federal
Home Loan Bank LOC), (AGM) (a):
Series 2006D, 2.50%, 6/01/12	1,100	1,103,701
Series C, 2.50%, 6/01/12	1,300	1,304,397
Lancaster County Hospital Authority, RB, VRDN (a):
Landis Homes Retirement Community Project
(Manufacturers & Traders Trust Co. LOC),
0.24%, 4/06/12	2,695	2,695,000
Masonic Homes Project, Series D (JPMorgan Chase
Bank NA LOC), 0.20%, 4/02/12	2,420	2,420,000
Montgomery County IDA Pennsylvania, RB, VRDN (a):
Big Little Association Project, Series A (Wells Fargo
Bank NA LOC), 0.40%, 4/06/12	725	725,000
Edmund Optical Manufacturing LLC Project, AMT
(Wells Fargo Bank NA LOC), 0.40%, 4/06/12	860	860,000
Girl Scouts of Southeastern Pennsylvania
(TD Bank NA LOC), 0.17%, 4/06/12	290	290,000
Independent Support System Project (Wachovia
Bank NA LOC), 0.35%, 4/06/12	120	120,000
Valley Forge Baptist (Wells Fargo Bank NA LOC),
0.35%, 4/06/12	1,480	1,480,000
Moon IDA, RB, VRDN, Providence Point Project (Bank of
Scotland Plc LOC), 0.18%, 4/06/12 (a)	1,395	1,395,000
Northampton County General Purpose Authority,
RB, VRDN, Lehigh University (TD Bank NA SBPA),
0.17%, 4/06/12 (a)	1,900	1,900,000

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)

Northampton County IDA, RB, VRDN, Reale Associate
Project, AMT (Wells Fargo Bank NA LOC),
0.35%, 4/02/12 (a)	$275	$275,000
Pennsylvania Economic Development Financing Authority,
RB, VRDN (a):
Evergreen Community Power Facility, AMT
(Manufacturers & Traders Trust Co. LOC),
0.34%, 4/06/12	14,400	14,400,000
Homewood Retirement, Series E (Manufacturers &
Traders Trust Co. LOC), 0.21%, 4/06/12	1,100	1,100,000
Penn Waste Inc. Project, AMT (Manufacturers & Traders
Trust Co. LOC), 0.29%, 4/06/12	2,645	2,645,000
West Point Project, AMT (Merck & Co. Guaranty)
0.24%, 4/06/12	12,200	12,200,000
Westrum Harleysville II Project, AMT (Federal Home
Loan Bank LOC), 0.22%, 4/06/12	2,740	2,740,000
Pennsylvania HFA, MRB, VRDN, S/F, AMT (a):
Mortgage, Series 87C (Fannie Mae LOC),
0.17%, 4/06/12	2,800	2,800,000
Series 81C (Royal Bank of Canada SBPA),
0.18%, 4/06/12	2,100	2,100,000
Series 82-B (Royal Bank of Canada SBPA),
0.18%, 4/06/12	1,000	1,000,000
Series 83C (Bank of Tokyo — Mitsubishi UFJ Ltd. SBPA),
0.19%, 4/06/12	3,300	3,300,000
Pennsylvania HFA, JPMorgan Chase PUTTERS/DRIVERS
Trust, RB, VRDN, Series 3297, AMT (JPMorgan Chase
Bank NA SBPA), 0.28%, 4/06/12 (a)(b)(c)	445	445,000
Pennsylvania Higher Educational Facilities Authority,
Refunding RB, VRDN (a):
Gwynedd-Mercy College, Series P1 (TD Bank NA LOC,
TD Bank NA SBPA), 0.18%, 4/06/12	1,750	1,750,000
Thomas Jefferson University, Series B (JPMorgan Chase
Bank NA LOC), 0.17%, 4/06/12	490	490,000
Pennsylvania State Turnpike Authority, RB, VRDN, Floater
Certificates (Royal Bank of Canada LOC, Royal Bank of
Canada SBPA), Series E-22, 0.19%, 4/06/12 (a)(b)(c)	1,700	1,700,000
Pennsylvania Turnpike Commission, RB, Series D,
0.24%, 12/01/12 (d)	2,230	2,230,000
Philadelphia Hospitals & Higher Education Facilities
Authority, RB, Chester/Philadelphia, Jefferson Health
System, Series B (Jefferson Health System Obligor)
2.50%, 5/15/12	100	100,247
Philadelphia IDA, RB, VRDN (a):
Gift of Life Donor Program Project (TD Bank NA LOC),
0.18%, 4/06/12	2,025	2,025,000
Henry H. Ottens Manufacturing Project, AMT (Wachovia
Bank NA LOC), 0.40%, 4/06/12	390	390,000
Interim House West Project (Wells Fargo Bank NA LOC),
0.35%, 4/06/12	915	915,000
Liberty Lutheran Services Project (Bank of
America NA LOC), 0.20%, 4/06/12	2,000	2,000,000
Philadelphia IDA, VRDN, Lannett Co., Inc. Project
(Wells Fargo Bank NA LOC), 0.40%, 4/06/12 (a)	425	425,000
Philadelphia School District, GO, Refunding, VRDN, Series F
(Barclays Bank Plc LOC), 0.20%, 4/06/12 (a)	2,400	2,400,000
Pittsburgh Water & Sewer Authority, Refunding RB,
Sub-Series C-1A, Mandatory Put Bonds (Federal Home
Loan Bank LOC) (AGM), 0.45%, 9/01/12 (a)	2,400	2,400,000
Southcentral General Authority, RB, VRDN, Homewood
Hanover Project (Manufacturers & Traders Trust Co. LOC),
0.21%, 4/06/12 (a)	8,000	8,000,000

See Notes to Financial Statements.

28	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Schedule of Investments (concluded)	BIF Pennsylvania Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)

Wilkins Area IDA Pennsylvania, Refunding RB, VRDN,
Fairview Extended, Series B (Bank of America NA LOC),
0.38%, 4/06/12 (a)	$3,615	$3,615,000
York County IDA Pennsylvania, RB, VRDN, 495
Leasing Project, AMT (Wells Fargo Bank NA LOC),
0.40%, 4/06/12 (a)	1,285	1,285,000
York County Pennsylvania, GO, TRAN, 1.00%, 4/30/12	1,000	1,000,592
York General Authority Pennsylvania, RB, VRDN, Strand
Capitol Arts Center Project (Manufacturers & Traders
Trust Co. LOC), 0.24%, 4/06/12 (a)	870	870,000
		125,537,877

Puerto Rico — 2.5%

Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement, Series A-2 (JPMorgan Chase
Bank NA LOC, JPMorgan Chase Bank NA SBPA) (AGM),
0.20%, 4/06/12 (a)	3,300	3,300,000
Total Investments (Cost — $128,837,877*) — 97.2%		128,837,877
Other Assets Less Liabilities — 2.8%		3,717,064
Net Assets — 100.0%		$132,554,941

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	Variable rate security. Rate shown is as of report date.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 128,837,877	—	$ 128,837,877

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	29

Statements of Assets and Liabilities

March 31, 2012	BIF Arizona Municipal Money Fund	BIF California Municipal Money Fund	BIF Connecticut Municipal Money Fund	BIF Florida Municipal Money Fund
Assets
Investments at value — unaffiliated[1]	$26,340,000	$1,071,609,001	$161,967,683	$47,772,000
Cash	132,219	48,100	288,017	60,059
Investments sold receivable	—	360,000	18,154,245	—
Capital shares sold receivable	—	3,924,991	813,869	—
Interest receivable	8,899	1,757,000	112,949	7,662
Prepaid expenses	2,591	54,873	7,568	7,487
Total assets	26,483,709	1,077,753,965	181,344,331	47,847,208

Liabilities
Investments purchased payable	—	22,173,580	—	—
Investment advisory fees payable	—	120,159	6,813	59
Other affiliates payable	143	6,552	1,045	336
Officer's and Trustees' fees payable	332	415	221	185
Other accrued expenses payable	4,376	94,663	26,302	14,902
Total liabilities	4,851	22,395,369	34,381	15,482
Net Assets	$26,478,858	$1,055,358,596	$181,309,950	$47,831,726

Net Assets Consist of
Paid-in capital[2]	$26,489,552	$1,055,348,853	$181,309,840	$47,831,665
Accumulated net realized gain (loss)	(10,694)	9,743	110	61
Net Assets, $1.00 net asset value per share	$26,478,858	$1,055,358,596	$181,309,950	$47,831,726
[1] Investments at cost — unaffiliated	$26,340,000	$1,071,609,001	$161,967,683	$47,772,000
[2] Shares issued and outstanding, unlimited shares authorized, $0.10 par value	26,544,668	1,054,751,163	181,190,010	47,818,989

See Notes to Financial Statements.

30	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Statements of Assets and Liabilities (continued)

March 31, 2012	BIF Massachusetts Municipal Money Fund	BIF Michigan Municipal Money Fund	BIF New Jersey Municipal Money Fund	BIF New York Municipal Money Fund
Assets
Investments at value — unaffiliated[1]	$142,838,351	$49,560,000	$421,868,565	$880,672,264
Cash	1,842	—	177,649	113,266
Investments sold receivable	7,970,742	7,201,500	—	21,432,376
Capital shares sold receivable	—	244,732	—	3,427,843
Interest receivable	99,154	13,658	716,015	1,405,955
Prepaid expenses	8,283	12,508	13,173	28,907
Total assets	150,918,372	57,032,398	422,775,402	907,080,611

Liabilities
Bank overdraft	—	994,886	—	—
Investment advisory fees payable	10,356	1,155	63,548	130,458
Other affiliates payable	870	340	2,988	5,048
Officer's and Trustees' fees payable	276	64	743	308
Other accrued expenses payable	19,345	16,733	52,708	92,522
Total liabilities	30,847	1,013,178	119,987	228,336
Net Assets	$150,887,525	$56,019,220	$422,655,415	$906,852,275

Net Assets Consist of
Paid-in capital[2]	$150,887,445	$56,042,797	$422,655,162	$906,843,189
Accumulated net realized gain (loss)	80	(23,577)	253	9,086
Net Assets, $1.00 net asset value per share	$150,887,525	$56,019,220	$422,655,415	$906,852,275
[1] Investments at cost — unaffiliated	$142,838,351	$49,560,000	$421,868,565	$880,672,264
[2] Shares issued and outstanding, unlimited shares authorized, $0.10 par value	150,819,684	56,109,789	422,497,484	906,813,727

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	31

Statements of Assets and Liabilities (concluded)

March 31, 2012	BIF North Carolina Municipal Money Fund	BIF Ohio Municipal Money Fund	BIF Pennsylvania Municipal Money Fund
Assets
Investments at value — unaffiliated[1]	$36,940,000	$72,490,955	$128,837,877
Cash	23,095	78,815	126,327
Investments sold receivable	2,400,037	28,300,000	2,090,000
Capital shares sold receivable	—	572,468	1,474,043
Interest receivable	9,023	104,730	55,450
Prepaid expenses	14,090	9,523	8,215
Total assets	39,386,245	101,556,491	132,591,912

Liabilities
Investments purchased payable	—	931,841	—
Investment advisory fees payable	254	1,861	7,744
Other affiliates payable	234	570	732
Officer's and Trustees' fees payable	96	88	820
Other accrued expenses payable	10,294	30,337	27,675
Total liabilities	10,878	964,697	36,971
Net Assets	$39,375,367	$100,591,794	$132,554,941

Net Assets Consist of
Paid-in capital[2]	$39,386,517	$100,591,724	$132,594,278
Accumulated net realized gain (loss)	(11,150)	70	(39,337)
Net Assets, $1.00 net asset value per share	$39,375,367	$100,591,794	$132,554,941
[1] Investments at cost — unaffiliated	$36,940,000	$72,490,955	$128,837,877
[2] Shares issued and outstanding, unlimited shares authorized, $0.10 par value	39,401,882	100,338,857	132,657,076

See Notes to Financial Statements.

32	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Statements of Operations

Year Ended March 31, 2012	BIF Arizona Municipal Money Fund	BIF California Municipal Money Fund	BIF Connecticut Municipal Money Fund	BIF Florida Municipal Money Fund
Investment Income
Income	$62,741	$2,569,115	$388,821	$113,049

Expenses
Investment advisory	141,912	5,397,541	1,031,011	306,367
Professional	47,555	85,522	52,287	39,577
Distribution and service	32,231	1,428,708	257,052	73,815
Registration	21,161	51,950	25,871	24,368
Accounting services	10,531	108,976	25,424	11,920
Transfer agent	7,212	219,407	28,615	12,721
Printing	6,938	28,754	13,072	7,689
Custodian	4,276	37,848	8,005	4,584
Officer and Trustees	3,853	32,070	7,890	4,525
Miscellaneous	13,152	40,152	18,893	15,531
Total expenses	288,821	7,430,928	1,468,120	501,097
Less fees waived by advisor	(141,091)	(3,514,630)	(821,675)	(291,546)
Less distribution or service fees waived	(32,231)	(1,428,708)	(257,052)	(73,815)
Less other expenses waived and/or reimbursed by advisor	(52,769)	—	(647)	(22,709)
Total expenses after fees waived and/or reimbursed	62,730	2,487,590	388,746	113,027
Net investment income	11	81,525	75	22

Realized Gain
Net realized gain from investments	33	13,973	110	1,923
Net Increase in Net Assets Resulting from Operations	$44	$95,498	$185	$1,945

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	33

Statements of Operations (continued)

Year Ended March 31, 2012	BIF Massachusetts Municipal Money Fund	BIF Michigan Municipal Money Fund	BIF New Jersey Municipal Money Fund	BIF New York Municipal Money Fund
Investment Income
Income	$378,918	$151,228	$1,598,285	$2,041,266

Expenses
Investment advisory	815,379	335,236	2,543,838	4,436,868
Professional	55,384	41,531	71,894	78,108
Distribution and service	202,980	68,700	603,976	1,139,607
Registration	23,731	21,982	25,248	43,667
Accounting services	21,069	13,802	53,574	92,661
Transfer agent	35,536	14,423	81,009	181,105
Printing	8,861	8,507	19,894	28,695
Custodian	7,011	5,910	18,291	29,458
Officer and Trustees	7,255	4,547	15,689	26,089
Miscellaneous	16,374	14,408	21,469	44,272
Total expenses	1,193,580	529,046	3,454,882	6,100,530
Less fees waived by advisor	(611,742)	(304,108)	(1,311,924)	(2,920,006)
Less distribution or service fees waived	(202,980)	(68,700)	(602,883)	(1,139,607)
Less other expenses waived and/or reimbursed by advisor	—	(5,034)	—	—
Total expenses after fees waived and/or reimbursed	378,858	151,204	1,540,075	2,040,917
Net investment income	60	24	58,210	349

Realized Gain
Net realized gain from investments	2,847	11,120	12,603	12,582
Net Increase in Net Assets Resulting from Operations	$2,907	$11,144	$70,813	$12,931

See Notes to Financial Statements.

34	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Statements of Operations (concluded)

Year Ended March 31, 2012	BIF North Carolina Municipal Money Fund	BIF Ohio Municipal Money Fund	BIF Pennsylvania Municipal Money Fund
Investment Income
Income	$108,619	$237,349	$283,808

Expenses
Investment advisory	225,110	556,160	662,648
Professional	27,756	43,992	34,868
Distribution and service	55,921	137,130	137,388
Registration	16,342	25,562	18,175
Accounting services	10,361	19,974	21,134
Transfer agent	14,006	30,699	36,529
Printing	6,170	13,290	11,370
Custodian	3,910	5,769	6,645
Officer and Trustees	4,054	5,551	6,659
Miscellaneous	17,542	18,080	18,160
Total expenses	381,172	856,207	953,576
Less fees waived by advisor	(211,434)	(479,057)	(532,428)
Less distribution or service fees waived	(55,921)	(137,130)	(137,388)
Less other expenses waived and/or reimbursed by advisor	(5,214)	(2,712)	—
Total expenses after fees waived and/or reimbursed	108,603	237,308	283,760
Net investment income	16	41	48

Realized Gain
Net realized gain from investments	1,009	70	543
Net Increase in Net Assets Resulting from Operations	$1,025	$111	$591

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	35

Statements of Changes in Net Assets

	BIF Arizona Municipal Money Fund		BIF California Municipal Money Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2012	2011	2012	2011
Operations
Net investment income	$11	—	$81,525	$522,612
Net realized gain	33	—	13,973	9,559
Net increase in net assets resulting from operations	44	—	95,498	532,171

Dividends to Shareholders From
Net investment income	(11)	—	(81,525)	(522,612)
Net realized gain	—	—	(7,720)	—
Decrease in net assets resulting from dividends and distributions to shareholders	(11)	—	(89,245)	(522,612)

Capital Share Transactions
Net proceeds from sale of shares	227,810,834	288,651,356	5,844,473,891	6,971,616,927
Reinvestment of dividends	—	—	89,007	522,609
Cost of shares redeemed	(233,937,381)	(315,868,369)	(6,018,551,701)	(7,228,344,868)
Net decrease in net assets derived from capital share transactions	(6,126,547)	(27,217,013)	(173,988,803)	(256,205,332)

Net Assets
Total decrease in net assets	(6,126,514)	(27,217,013)	(173,982,550)	(256,195,773)
Beginning of year	32,605,372	59,822,385	1,229,341,146	1,485,536,919
End of year	$26,478,858	$32,605,372	$1,055,358,596	$1,229,341,146

See Notes to Financial Statements.

36	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Statements of Changes in Net Assets (continued)

	BIF Connecticut Municipal Money Fund		BIF Florida Municipal Money Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2012	2011	2012	2011
Operations
Net investment income	$75	—	$22	—
Net realized gain	110	$7,244	1,923	$7,623
Net increase in net assets resulting from operations	185	7,244	1,945	7,623

Distributions to Shareholders From
Net investment income	(75)	—	(22)	—
Net realized gain	—	(750)	(3,202)	(316)
Decrease in net assets resulting from dividends and
distributions to shareholders	(75)	(750)	(3,224)	(316)

Capital Share Transactions
Net proceeds from sale of shares	755,556,855	1,079,371,537	361,851,110	626,092,999
Reinvestment of distributions	27	750	3,205	316
Cost of shares redeemed	(806,668,111)	(1,215,788,110)	(384,852,350)	(686,076,044)
Net decrease in net assets derived from capital share
transactions	(51,111,229)	(136,415,823)	(22,998,035)	(59,982,729)

Net Assets
Total decrease in net assets	(51,111,119)	(136,409,329)	(22,999,314)	(59,975,422)
Beginning of year	232,421,069	368,830,398	70,831,040	130,806,462
End of year	$181,309,950	$232,421,069	$47,831,726	$70,831,040

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	37

Statements of Changes in Net Assets (continued)

	BIF Massachusetts Municipal Money Fund		BIF Michigan Municipal Money Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2012	2011	2012	2011
Operations
Net investment income	$60	—	$24	—
Net realized gain	2,847	—	11,120	—
Net increase in net assets resulting from operations	2,907	—	11,144	—

Dividends and Distributions to Shareholders From
Net investment income	(60)	—	(24)	—
Net realized gain	(2,767)	—	—	—
Decrease in net assets resulting from dividends and distributions to shareholders	(2,827)	—	(24)	—

Capital Share Transactions
Net proceeds from sale of shares	616,937,501	$980,478,730	350,303,811	589,686,375
Reinvestment of dividends and distributions	2,782	—	—	—
Cost of shares redeemed	(628,906,323)	(1,041,764,840)	(380,166,252)	(678,837,392)
Net decrease in net assets derived from capital share transactions	(11,966,040)	(61,286,110)	(29,862,441)	(89,151,017)

Net Assets
Total decrease in net assets	(11,965,960)	(61,286,110)	(29,851,321)	(89,151,017)
Beginning of year	162,853,485	224,139,595	85,870,541	175,021,558
End of year	$150,887,525	$162,853,485	$56,019,220	$85,870,541

See Notes to Financial Statements.

38	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Statements of Changes in Net Assets (continued)

	BIF New Jersey Municipal Money Fund		BIF New York Municipal Money Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2012	2011	2012	2011
Operations
Net investment income	$58,210	$289,654	$349	—
Net realized gain	12,603	12,240	12,582	$97,979
Net increase in net assets resulting from operations	70,813	301,894	12,931	97,979

Dividends and Distributions to Shareholders From
Net investment income	(58,210)	(289,654)	(349)	—
Net realized gain	(16,702)	(295)	(5,097)	(30,960)
Decrease in net assets resulting from dividends and distributions
to shareholders	(74,912)	(289,949)	(5,446)	(30,960)

Capital Share Transactions
Net proceeds from sale of shares	1,749,466,468	2,390,088,051	3,347,424,078	4,546,184,112
Reinvestment of dividends and distributions	74,826	289,930	5,183	30,960
Cost of shares redeemed	(1,934,850,607)	(2,771,159,448)	(3,437,556,617)	(5,186,472,270)
Net decrease in net assets derived from capital share transactions	(185,309,313)	(380,781,467)	(90,127,356)	(640,257,198)

Net Assets
Total decrease in net assets	(185,313,412)	(380,769,522)	(90,119,871)	(640,190,179)
Beginning of year	607,968,827	988,738,349	996,972,146	1,637,162,325
End of year	$422,655,415	$607,968,827	$906,852,275	$996,972,146

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	39

Statements of Changes in Net Assets (continued)

	BIF North Carolina Municipal Money Fund		BIF Ohio Municipal Money Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2012	2011	2012	2011
Operations
Net investment income	$16	—	$41	$87,714
Net realized gain	1,009	$1,370	70	—
Net increase in net assets resulting from operations	1,025	1,370	111	87,714

Dividends and Distributions to Shareholders From
Net investment income	(16)	—	(41)	(87,714)
Net realized gain	—	—	—	(450)
Decrease in net assets resulting from dividends and distributions to shareholders	(16)	—	(41)	(88,164)

Capital Share Transactions
Net proceeds from sale of shares	223,964,013	370,952,846	473,131,937	943,871,055
Reinvestment of dividends and distributions	—	—	—	88,164
Cost of shares redeemed	(234,875,549)	(404,492,664)	(499,147,655)	(1,131,244,402)
Net decrease in net assets derived from capital share transactions	(10,911,536)	(33,539,818)	(26,015,718)	(187,285,183)

Net Assets
Total decrease in net assets	(10,910,527)	(33,538,448)	(26,015,648)	(187,285,633)
Beginning of year	50,285,894	83,824,342	126,607,442	313,893,075
End of year	$39,375,367	$50,285,894	$100,591,794	$126,607,442

See Notes to Financial Statements.

40	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Statements of Changes in Net Assets (concluded)

	BIF Pennsylvania Municipal Money Fund
	Year Ended March 31,
Increase (Decrease) in Net Assets:	2012	2011
Operations
Net investment income	$48	—
Net realized gain	543	—
Net increase in net assets resulting from operations	591	—

Dividends to Shareholders From
Net investment income	(48)	—

Capital Share Transactions
Net proceeds from sale of shares	703,143,831	$1,096,068,321
Cost of shares redeemed	(719,434,578)	(1,281,582,929)
Net decrease in net assets derived from capital share transactions	(16,290,747)	(185,514,608)

Net Assets
Total decrease in net assets	(16,290,204)	(185,514,608)
Beginning of year	148,845,145	334,359,753
End of year	$132,554,941	$148,845,145

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	41

Financial Highlights	BIF Arizona Municipal Money Fund

	Year Ended March 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	—	0.0001	0.0111	0.0278
Net realized gain	—	—	0.0000	—	0.0000
Net increase from investment operations	0.0000	—	0.0001	0.0111	0.0278
Dividends from net investment income	(0.0000)	—	(0.0001)	(0.0111)	(0.0278)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.01%	1.11%	2.82%

Ratios to Average Net Assets
Total expenses	1.02%	0.87%	0.82%	0.74%	0.72%
Total expenses after fees waived, reimbursed and paid indirectly	0.22%	0.41%	0.50%	0.73%	0.72%
Net investment income	0.00%	0.00%	0.01%	1.12%	2.75%

Supplemental Data
Net assets, end of year (000)	$26,479	$32,605	$59,822	$163,672	$204,515

BIF California Municipal Money Fund

	Year Ended March 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001	0.0004	0.0005	0.0112	0.0286
Net realized gain	—	—	0.0000	0.0000	0.0003
Net increase from investment operations	0.0001	0.0004	0.0005	0.0112	0.0289
Dividends and distributions from:
Net investment income	(0.0001)	(0.0004)	(0.0005)	(0.0112)	(0.0286)
Net realized gain	—	—	(0.0000)	—	(0.0001)
Total dividends and distributions	(0.0001)	(0.0004)	(0.0005)	(0.0112)	(0.0287)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.04%	0.05%	1.12%	2.90%

Ratios to Average Net Assets
Total expenses	0.62%	0.61%	0.61%	0.57%	0.55%
Total expenses after fees waived	0.21%	0.33%	0.46%	0.57%	0.55%
Net investment income	0.01%	0.04%	0.06%	1.16%	2.82%

Supplemental Data
Net assets, end of year (000)	$1,055,359	$1,229,341	$1,485,537	$2,902,562	$3,931,450

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

42	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Financial Highlights (continued)	BIF Connecticut Municipal Money Fund

	Year Ended March 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	—	0.0003	0.0107	0.0272
Net realized gain	—	—	—	0.0001	0.0003
Net increase from investment operations	0.0000	—	0.0003	0.0108	0.0275
Dividends and distributions from:
Net investment income	(0.0000)	—	(0.0003)	(0.0107)	(0.0272)
Net realized gain	—	—	(0.0000)	—	(0.0000)
Total dividends and distributions	(0.0000)	—	(0.0003)	(0.0107)	(0.0272)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.03%	1.08%	2.75%

Ratios to Average Net Assets
Total expenses	0.71%	0.69%	0.71%	0.68%	0.67%
Total expenses after fees waived, reimbursed and paid indirectly	0.19%	0.32%	0.44%	0.68%	0.67%
Net investment income	0.00%	0.00%	0.03%	1.06%	2.68%

Supplemental Data
Net assets, end of year (000)	$181,310	$232,421	$368,830	$606,199	$676,347

	BIF Florida Municipal Money Fund

	Year Ended March 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	—	0.0002	0.0107	0.0277
Net realized gain (loss)	0.0001	—	—	0.0000	(0.0000)
Net increase from investment operations	0.0001	—	0.0002	0.0107	0.0277
Dividends and distributions from:
Net investment income	(0.0000)	—	(0.0002)	(0.0107)	(0.0277)
Net realized gain	(0.0001)	—	—	—	—
Total dividends and distributions	(0.0001)	—	(0.0002)	(0.0107)	(0.0277)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.00%	0.02%	1.08%	2.80%

Ratios to Average Net Assets
Total expenses	0.82%	0.76%	0.77%	0.69%	0.69%
Total expenses after fees waived, reimbursed and paid indirectly	0.18%	0.33%	0.50%	0.68%	0.69%
Net investment income	0.00%	0.00%	0.02%	1.09%	2.74%

Supplemental Data
Net assets, end of year (000)	$47,832	$70,831	$130,806	$290,064	$372,844

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	43

Financial Highlights (continued)	BIF Massachusetts Municipal Money Fund

	Year Ended March 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	—	0.0004	0.0103	0.0272
Net realized gain	—	—	0.0002	0.0001	0.0001
Net increase from investment operations	0.0000	—	0.0006	0.0104	0.0273
Dividends and distributions from:
Net investment income	(0.0000)	—	(0.0004)	(0.0103)	(0.0272)
Net realized gain	—	—	(0.0000)	—	(0.0001)
Total dividends and distributions	(0.0000)	—	(0.0004)	(0.0103)	(0.0273)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.05%	1.03%	2.76%

Ratios to Average Net Assets
Total expenses	0.73%	0.72%	0.74%	0.72%	0.70%
Total expenses after fees waived and paid indirectly	0.23%	0.35%	0.50%	0.72%	0.70%
Net investment income	0.00%	0.00%	0.05%	1.03%	2.68%

Supplemental Data
Net assets, end of year (000)	$150,888	$162,853	$224,140	$428,177	$466,810

	BIF Michigan Municipal Money Fund

	Year Ended March 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	—	0.0003	0.0115	0.0281
Net realized gain	0.0001	—	0.0000	0.0001	0.0001
Net increase from investment operations	0.0001	—	0.0003	0.0116	0.0282
Dividends from net investment income	(0.0000)	—	(0.0003)	(0.0115)	(0.0281)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.03%	1.16%	2.84%

Ratios to Average Net Assets
Total expenses	0.79%	0.73%	0.73%	0.72%	0.71%
Total expenses after fees waived, reimbursed and paid indirectly	0.23%	0.41%	0.47%	0.72%	0.71%
Net investment income	0.00%	0.00%	0.03%	1.15%	2.78%

Supplemental Data
Net assets, end of year (000)	$56,019	$85,871	$175,022	$278,225	$321,212

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

44	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Financial Highlights (continued)	BIF New Jersey Municipal Money Fund

	Year Ended March 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001	0.0004	0.0008	0.0128	0.0278
Net realized gain	—	—	0.0000	0.0000	0.0002
Net increase from investment operations	0.0001	0.0004	0.0008	0.0128	0.0280
Dividends and distributions from:
Net investment income	(0.0001)	(0.0004)	(0.0008)	(0.0128)	(0.0278)
Net realized gain	—	—	(0.0000)	(0.0000)	—
Total dividends and distributions	(0.0001)	(0.0004)	(0.0008)	(0.0128)	(0.0278)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.04%	0.08%	1.29%	2.81%

Ratios to Average Net Assets
Total expenses	0.67%	0.65%	0.64%	0.61%	0.60%
Total expenses after fees waived, reimbursed and paid indirectly	0.30%	0.37%	0.52%	0.61%	0.60%
Net investment income	0.01%	0.04%	0.08%	1.26%	2.71%

Supplemental Data
Net assets, end of year (000)	$422,655	$607,969	$988,738	$1,514,759	$1,771,689

	BIF New York Municipal Money Fund

	Year Ended March 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	—	0.0004	0.0114	0.0284
Net realized gain	—	—	0.0000	0.0001	0.0001
Net increase from investment operations	0.0000	—	0.0004	0.0115	0.0285
Dividends and distributions from:
Net investment income	(0.0000)	—	(0.0004)	(0.0114)	(0.0284)
Net realized gain	—	—	(0.0000)	—	(0.0001)
Total dividends and distributions	(0.0000)	—	(0.0004)	(0.0114)	(0.0285)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.04%	1.15%	2.87%

Ratios to Average Net Assets
Total expenses	0.64%	0.62%	0.60%	0.58%	0.56%
Total expenses after fees waived	0.21%	0.34%	0.41%	0.58%	0.56%
Net investment income	0.00%	0.00%	0.05%	1.13%	2.77%

Supplemental Data
Net assets, end of year (000)	$906,852	$996,972	$1,637,162	$3,006,793	$3,644,843

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	45

Financial Highlights (continued)	BIF North Carolina Municipal Money Fund

	Year Ended March 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	—	0.0004	0.0114	0.0276
Net realized gain (loss)	—	—	—	(0.0001)	(0.0000)
Net increase from investment operations	0.0000	—	0.0004	0.0113	0.0276
Dividends from net investment income	(0.0000)	—	(0.0004)	(0.0114)	(0.0276)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.04%	1.15%	2.79%

Ratios to Average Net Assets
Total expenses	0.85%	0.83%	0.78%	0.74%	0.72%
Total expenses after fees waived, reimbursed and paid indirectly	0.24%	0.41%	0.54%	0.74%	0.72%
Net investment income	0.00%	0.00%	0.05%	1.13%	2.70%

Supplemental Data
Net assets, end of year (000)	$39,375	$50,286	$83,824	$190,318	$276,677

	BIF Ohio Municipal Money Fund

	Year Ended March 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0004	0.0010	0.0136	0.0279
Net realized gain	—	—	0.0001	0.0004	0.0001
Net increase from investment operations	0.0000	0.0004	0.0011	0.0140	0.0280
Dividends and distributions from:
Net investment income	(0.0000)	(0.0004)	(0.0010)	(0.0136)	(0.0279)
Net realized gain	—	—	(0.0000)	—	(0.0000)
Total dividends and distributions	(0.0000)	(0.0004)	(0.0010)	(0.0136)	(0.0279)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.04%	0.11%	1.37%	2.83%

Ratios to Average Net Assets
Total expenses	0.77%	0.70%	0.72%	0.71%	0.69%
Total expenses after fees waived, reimbursed and paid indirectly	0.21%	0.38%	0.62%	0.71%	0.69%
Net investment income	0.00%	0.04%	0.11%	1.32%	2.73%

Supplemental Data
Net assets, end of year (000)	$100,592	$126,607	$313,893	$436,602	$480,922

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

46	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Financial Highlights (concluded)	BIF Pennsylvania Municipal Money Fund

	Year Ended March 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	—	0.0003	0.0111	0.0277
Net realized gain	—	—	0.0000	0.0001	(0.0000)
Net increase from investment operations	0.0000	—	0.0003	0.0112	0.0277
Dividends from net investment income	(0.0000)	—	(0.0003)	(0.0111)	(0.0277)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.03%	1.12%	2.80%

Ratios to Average Net Assets
Total expenses	0.72%	0.71%	0.72%	0.68%	0.67%
Total expenses after fees waived and paid indirectly	0.21%	0.34%	0.45%	0.68%	0.67%
Net investment income	0.00%	0.00%	0.03%	1.12%	2.72%

Supplemental Data
Net assets, end of year (000)	$132,555	$148,845	$334,360	$590,238	$667,352

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	47

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BIF Arizona Municipal Money Fund (“BIF Arizona”), BIF California Municipal Money Fund (“BIF California”), BIF Connecticut Municipal Money Fund (“BIF Connecticut”), BIF Florida Municipal Money Fund (“BIF Florida”), BIF Massachusetts Municipal Money Fund (“BIF Massachusetts”), BIF Michigan Municipal Money Fund (“BIF Michigan”), BIF New Jersey Municipal Money Fund (“BIF New Jersey”), BIF New York Municipal Money Fund (“BIF New York”), BIF North Carolina Municipal Money Fund (“BIF North Carolina”), BIF Ohio Municipal Money Fund (“BIF Ohio”) and BIF Pennsylvania Municipal Money Fund (“BIF Pennsylvania”) (each, a “Fund” and collectively, the “Funds”) are each a series of BIF Multi-State Municipal Series Trust (the “Trust”). The Trust is organized as a Massachusetts business trust. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified, open-end management investment companies. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP"), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds' investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of capital gains, if any, are recorded on the ex-dividend date. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for each of the four years ended March 31, 2012. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the "FASB") issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed as well as disclosure of the level in the fair value hierarchy of assets and liabilities not recorded at fair value but where fair value is disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. ("PNC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

48	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Notes to Financial Statements (continued)

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds' investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 million	0.500%
$500 million — $1 billion	0.425%
Greater than $1 billion	0.375%

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

For the year ended March 31, 2012, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

BIF Arizona	$222
BIF California	$10,396
BIF Connecticut	$1,594
BIF Florida	$492
BIF Massachusetts	$1,329
BIF Michigan	$515
BIF New Jersey	$4,637
BIF New York	$7,555
BIF North Carolina	$365
BIF Ohio	$669
BIF Pennsylvania	$1,148

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Shareholder Servicing Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Shareholder Servicing Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.125% of the average daily value of each Fund’s net assets.

The Manager and BRIL voluntarily agreed to waive management and service fees and reimburse operating expenses to enable each Fund to maintain a minimum daily net investment income dividend. These amounts are reported in the Statements of Operations as fees waived by advisor, distribution or service fees waived and other expenses waived and/or reimbursed by advisor. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or Trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

3. Income Tax Information:

The tax character of distributions paid during the fiscal years ended March 31, 2012 and March 31, 2011 was as follows:

	BIF Arizona	BIF California	BIF Connecticut	BIF Florida	BIF Massachusetts	BIF Michigan	BIF New Jersey	BIF New York	BIF North Carolina	BIF Ohio	BIF Pennsylvania
Tax-exempt income
3/31/12	$11	$81,525	$75	$22	$60	$24	$58,210	$349	$16	$41	$48
3/31/11	—	$522,366	—	—	—	—	$289,619	—	—	$87,714	—
Ordinary income[1]
3/31/12	—	$37	—	—	$1,596	—	$11,292	—	—	—	—
3/31/11	—	$310	$7,244	—	—	—	$3,865	$52,787	—	$5,246	—
Long-term capital gains[1]
3/31/12	—	$7,683	—	$3,202	$1,171	—	$5,410	$5,097	—	—	—
3/31/11	—	$6,005	—	$6,586	—	—	$7,888	$46,038	—	$6,593	—
Total distributions
3/31/12	$11	$89,245	$75	$3,224	$2,827	$24	$74,912	$5,446	$16	$41	$48
3/31/11	—	$528,681	$7,244	$6,586	—	—	$301,372	$98,825	—	$99,553	—

[1]	Distribution amounts may include a portion of the proceeds from redeemed shares.
BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	49

Notes to Financial Statements (concluded)

As of March 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

	BIF Arizona	BIF California	BIF Connecticut	BIF Florida	BIF Massachusetts	BIF Michigan	BIF New Jersey	BIF New York	BIF North Carolina	BIF Ohio	BIF Pennsylvania
Undistributed ordinary
income	—	$610	$110	$61	$80	—	$253	$186	—	$70	—
Capital loss
carryforwards	$(10,694)	—	—	—	—	$(23,577)	—	—	$(11,150)	—	$(39,337)
Undistributed long-term
capital gains	—	9,133	—	—	—	—	—	8,900	—	—	—
Total	$(10,694)	$9,743	$110	$61	$80	$(23,577)	$253	$9,086	$(11,150)	$70	$(39,337)

As of March 31, 2012, there were no significant differences between the book and tax components of net assets.

As of March 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires March 31,		BIF Arizona	BIF Michigan	BIF North Carolina	BIF Pennsylvania
2014		$1,600	—	—	—
2015		9,094	$23,577	—	$39,337
2017	.	—	—	$11,150	—
Total		$10,694	$23,577	$11,150	$39,337

4. Concentration, Market and Credit Risk:

The Funds invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counter-party credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds' Statements of Assets and Liabilities, less any collateral held by the Funds.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

50	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of BIF Multi-State Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BIF Multi-State Municipal Series Trust (the Trust”), comprised of the BIF Arizona Municipal Money Fund, BIF California Municipal Money Fund, BIF Connecticut Municipal Money Fund, BIF Florida Municipal Money Fund, BIF Massachusetts Municipal Money Fund, BIF Michigan Municipal Money Fund, BIF New Jersey Municipal Money Fund, BIF New York Municipal Money Fund, BIF North Carolina Municipal Money Fund, BIF Ohio Municipal Money Fund and BIF Pennsylvania Municipal Money Fund (collectively, the “Funds”) as of March 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting BIF Multi-State Municipal Series Trust as of March 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
May 24, 2012

Important Tax Information (Unaudited)

All of the net investment income distributions paid by each of the Funds of the BIF Multi-State Municipal Series Trust during the taxable year ended March 31, 2012 qualify as tax-exempt interest dividends for federal income tax purposes.

The following table summarizes the taxable per share distributions paid to shareholders of record on December 7, 2011 by the Funds of the BIF Multi-State Municipal Series Trust during the taxable year ended March 31, 2012.

	Qualified Short-Term Capital Gains[1]	Long-Term Capital Gains
BIF California	$0.000000031	$0.000006390
BIF Florida	—	$0.000053215
BIF Massachusetts	$0.000009679	$0.000007102
BIF New Jersey	$0.000002463	$0.000036413
BIF New York	—	$0.000005256

[1]	Represents the portion of the taxable ordinary income dividends eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.
BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	51

Officers and Trustees

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Trustee	Since 2000	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 103 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 103 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 103 Portfolios	None
Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 103 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) since 2011, President thereof from 1997 to 2011 and Trustee since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.	33 RICs consisting of 103 Portfolios	AIMS Worldwide, Inc. (marketing)
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2000	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 103 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 103 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 103 Portfolios	None
Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC sinc College Access Foundation of California (philanthropic foundation) since 2009; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 103 Portfolios	None

52	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1] (concluded)
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 103 Portfolios	None
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 103 Portfolios	None
[1] Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved extensions in terms of Trustees who turn 72 prior to December 31, 2013.
[2] Date shown is the earliest date a person has served for the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, each Trustee first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.
Interested Trustees[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	President and Trustee	Since 2011	Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock's Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	157 RICs consisting of 280 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	157 RICs consisting of 280 Portfolios	None
3 Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Trust based on his positions with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Fund based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	53

Officers and Trustees (concluded)

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	Chief Executive Officer	Since 2010	Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.
Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.
Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2005; Co-head of the Global Cash and Securities Lending Group since 2010; Chief Operating Officer and Head of the Global Client Group for BlackRock's Global Cash Management Business from 2007 to 2010; Head of BlackRock's Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.
Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.
Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.
[1] Officers of the Trust serve at the pleasure of the Board.
Further information about the Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 221-7210.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Sub-Advisor BlackRock Investment Management, LLC Princeton, NJ 08540	Transfer Agent Financial Data Services, Inc. Jacksonville, FL 32246	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

54	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of investments

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month year ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2012	55

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#BIFSTATES-3/12-AR

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BIF Arizona Municipal Money Fund	$24,100	$24,100	$0	$0	$9,150	$9,150	$0	$0
BIF California Municipal Money Fund	$26,100	$26,000	$0	$0	$10,100	$10,100	$0	$0
BIF Connecticut Municipal Money Fund	$25,400	$25,300	$0	$0	$10,100	$10,100	$0	$0
BIF Florida Municipal Money Fund	$25,400	$25,300	$0	$0	$10,100	$10,100	$0	$0
BIF Massachusetts Municipal Money Fund	$25,400	$25,300	$0	$0	$10,100	$10,100	$0	$0
BIF Michigan Municipal Money Fund	$25,400	$25,300	$0	$0	$10,100	$10,100	$0	$0
BIF New Jersey Municipal Money Fund	$26,100	$26,000	$0	$0	$10,100	$10,100	$0	$0
BIF New York Municipal Money Fund	$26,100	$26,000	$0	$0	$10,100	$10,100	$0	$0
BIF North Carolina Municipal Money Fund	$24,400	$24,300	$0	$0	$10,100	$10,100	$0	$0
BIF Ohio Municipal Money Fund	$24,400	$24,300	$0	$0	$10,100	$10,100	$0	$0
BIF Pennsylvania Municipal Money Fund	$24,400	$24,300	$0	$0	$10,100	$10,100	$0	$0

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The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,970,000	$3,030,000
[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.
[3]	Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

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(f) Not Applicable (g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BIF Arizona Municipal Money Fund	$9,150	$9,150
BIF California Municipal Money Fund	$10,100	$10,100
BIF Connecticut Municipal Money Fund	$10,100	$10,100
BIF Florida Municipal Money Fund	$10,100	$10,100
BIF Massachusetts Municipal Money Fund	$10,100	$10,100
BIF Michigan Municipal Money Fund	$10,100	$10,100
BIF New Jersey Municipal Money Fund	$10,100	$10,100
BIF New York Municipal Money Fund	$10,100	$10,100
BIF North Carolina Municipal Money Fund	$10,100	$10,100
BIF Ohio Municipal Money Fund	$10,100	$10,100
BIF Pennsylvania Municipal Money Fund	$10,100	$10,100

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,970,000 and $3,030,000, respectively, were billed by D&T to the Investment Adviser.
(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

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Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) –   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –  Exhibits attached hereto

12(a)(1) –  Code of Ethics – See Item 2

12(a)(2) –  Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) –      Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By: /s/John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BIF Multi-State Municipal Series Trust

Date: June 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BIF Multi-State Municipal Series Trust

Date: June 4, 2012

By: /s/Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BIF Multi-State Municipal Series Trust

Date: June 4, 2012

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